UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 5/31/17

Item 1. Reports to Stockholders.

Annual Report May 31, 2017 Franklin Fund Allocator Series Franklin Payout 2017 Fund Franklin Payout 2018 Fund Franklin Payout 2019 Fund Franklin Payout 2020 Fund Franklin Payout 2021 Fund

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Contents

Annual Report

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

Not part of the annual report	1

Annual Report

Economic and Market Overview

The U.S. economy expanded during the 12 months under review. The economy strengthened in 2016’s third quarter, but moderated in the next two quarters, largely due to declines in private inventory investment and government spending. The manufacturing sector generally expanded, and the services sector also continued to grow. The unemployment rate decreased from 4.7% in May 2016 to 4.3% at period-end.1 Monthly retail sales were volatile, but grew during most of the period. Annual inflation, as measured by the Consumer Price Index, increased from 1.0% to 1.9% during the period.

After maintaining its target interest rate in the 0.25%–0.50% range for nearly a year, the U.S. Federal Reserve (Fed), at its December meeting, increased its target range for the federal funds rate to 0.50%–0.75%, as policymakers noted improvement in U.S. labor market and inflation. The Fed, at its March meeting, made the widely anticipated increase in its federal funds target rate to 0.75%–1.00%. Following a soft batch of data releases in April, the Fed, at its May meeting, kept its interest rate unchanged. However, the committee members viewed the recent economic slowdown as transitory, increasing market expectations of a rate hike at its June meeting.

The 10-year Treasury yield, which moves inversely to its price, shifted throughout the period. This yield declined earlier in the period due to negative interest rates in Japan and Europe, central banks’ purchases of government bonds and the U.K.’s historic referendum to leave the European Union in June 2016 (also known as “Brexit”). The yield rose in October due to positive economic data and signals from the Fed about the possibility of an increase in interest rates in the near term. The yield further increased in November and December, amid a bond market sell-off, based on investor expectations that possible expansionary fiscal policies under new U.S. President Donald Trump could lead to a stronger economy and higher inflation. However, geopolitical tensions in the Middle East and the Korean peninsula, U.S. political turmoil, soft U.S. economic data and uncertainty on whether the Fed would raise rates again in 2017 resulted in a decline in the yield in the latter part of the period. Overall, the 10-year U.S. Treasury yield rose from 1.84% at the beginning of the period to 2.21% at period-end.

The foregoing information reflects our analysis and opinions as of May 31, 2017. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

2	Annual Report

Franklin Payout 2017 Fund

We are pleased to bring you Franklin Payout 2017 Fund’s annual report for the fiscal year ended May 31, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a +1.13% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2017 Maturity Index, returned +0.35%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2017. You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Portfolio Composition

Based on Total Net Assets as of 5/31/17

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2017. Over time, the Fund’s duration and weighted average maturity declined as 2017 approached. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2017, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Maturity 5/31/17
% of Total Market Value
0 to 1 Year	97.2%
2 to 3 Years	2.8%

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 35.

Annual Report	3

FRANKLIN PAYOUT 2017 FUND

Top 10 Holdings*
5/31/17
Issue/Issuer	% of Total Net Assets

Federal Home Loan Bank (FHLB)	8.7%

Federal National Mortgage Association (FNMA)	4.9%

Morgan Stanley	2.9%

Wells Fargo & Co.	2.9%

Pacific Gas & Electric Co.	2.9%

General Electric Co.	2.9%

The Bear Stearns Cos. LLC	2.9%

EOG Resources Inc.	2.9%

Bank of America Corp.	2.9%

The Goldman Sachs Group Inc.	2.8%
*	Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays U.S. Government/Credit 2017 Maturity Index was enhanced primarily by our overweighted allocation to the investment-grade corporate credit sector, although security selection within the sector detracted from returns. In addition, our slightly overweighted duration positioning compared with the index was positive for results. The Fund’s security selection within our foreign exposure was marginally positive. In contrast, security selection within the U.S. agency sector detracted from results.

At period-end, we remained overweighted and focused on investment-grade corporate credit exposures in the portfolio. This focus was based on our belief that valuations remained relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted position in the agency sector. Finally, we maintained a slightly overweighted duration in the portfolio, driven largely by our focus on bonds with final maturity dates closer to the Fund’s fiscal year-end compared with the index.

Thank you for your participation in Franklin Payout 2017 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

4	Annual Report

FRANKLIN PAYOUT 2017 FUND

Performance Summary as of May 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
1-Year	+1.13%	+1.13%
Since Inception (6/1/15)	+2.25%	+1.12%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 7 for Performance Summary footnotes.

Annual Report	5

FRANKLIN PAYOUT 2017 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (6/1/15–5/31/17)

See page 7 for Performance Summary footnotes.

6	Annual Report

FRANKLIN PAYOUT 2017 FUND

PERFORMANCE SUMMARY

Distributions (6/1/16–5/31/17)

Share Class	Net Investment Income
R6	$0.1130
Advisor	$0.1132

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
Advisor	0.44%	4.25%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/17. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Average annual total return represents the change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The Bloomberg Barclays U.S. Government/Credit 2017 Maturity Index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2017.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	7

FRANKLIN PAYOUT 2017 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,005.30	$1.50	$1,023.44	$1.51	0.30%
Advisor	$1,000	$1,005.30	$1.50	$1,023.44	$1.51	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

8	Annual Report

Franklin Payout 2018 Fund

We are pleased to bring you Franklin Payout 2018 Fund’s annual report for the fiscal year ended May 31, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a +1.20% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2018 Maturity Index, returned +0.56.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2018. You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 5/31/17

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2018. Over time, the Fund’s duration and weighted average maturity will decline as 2018 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2018, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Maturity

5/31/17

% of Total Market Value
0 to 1 Year	3.1%
1 to 2 Years	96.9%

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 40.

Annual Report	9

FRANKLIN PAYOUT 2018 FUND

Top 10 Holdings*
5/31/17
Issue/Issuer	% of Total Net Assets
U.S. Treasury Note	8.6%
Federal National Mortgage Association (FNMA)	4.9%
Federal Home Loan Bank (FHLB)	3.7%
Caterpillar Inc.	3.1%
Pacific Gas & Electric Co.	3.1%
Duke Energy Carolinas LLC	3.0%
Bank of America Corp.	3.0%
Starbucks Corp.	2.9%
HSBC USA Inc.	2.8%
BNP Paribas SA	2.8%

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays U.S. Government/Credit 2018 Maturity Index was enhanced primarily by our overweighted allocation to the investment-grade corporate credit sector, with security selection within the sector also benefiting results. In addition, security selection within our foreign holdings was also positive for performance, although this effect was partially offset by negative sector allocation. In contrast, our overweighted duration positioning compared with the index was the primary detractor from performance.

At period-end, we remained overweighted and focused on investment-grade corporate credit exposures in the portfolio. This focus was based on our belief that valuations remained relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained a slightly underweighted position in the agency sector. Finally, we maintained a slightly overweighted duration in the portfolio driven largely by our focus on bonds with final maturity dates closer to the Fund’s fiscal year-end compared with the index.

Thank you for your participation in Franklin Payout 2018 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10	Annual Report

FRANKLIN PAYOUT 2018 FUND

Performance Summary as of May 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
1-Year	+1.20%	+1.20%
Since Inception (6/1/15)	+3.00%	+1.49%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 13 for Performance Summary footnotes.

Annual Report	11

FRANKLIN PAYOUT 2018 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (6/1/15–5/31/17)

See page 13 for Performance Summary footnotes.

12	Annual Report

FRANKLIN PAYOUT 2018 FUND

PERFORMANCE SUMMARY

Distributions (6/1/16–5/31/17)

Share Class	Net Investment Income
R6	$0.1396
Advisor	$0.1398

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
Advisor	0.44%	4.17%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/17. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Average annual total return represents the change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The Bloomberg Barclays U.S. Government/Credit 2018 Maturity Index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2018.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	13

FRANKLIN PAYOUT 2018 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,007.00	$1.50	$1,023.44	$1.51	0.30%
Advisor	$1,000	$1,007.00	$1.50	$1,023.44	$1.51	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

14	Annual Report

Franklin Payout 2019 Fund

We are pleased to bring you Franklin Payout 2019 Fund’s annual report for the fiscal year ended May 31, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a +1.52% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2019 Maturity Index, returned +0.89%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2019. You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 5/31/17

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2019. Over time, the Fund’s duration and weighted average maturity will decline as 2019 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2019, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Maturity 5/31/17
% of Total Market Value
0 to 1 Year	2.1%
2 to 3 Years	97.9%

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 44.

Annual Report	15

FRANKLIN PAYOUT 2019 FUND

Top 10 Holdings*
5/31/17
Issue/Issuer	% of Total Net Assets
Federal Home Loan Bank (FHLB)	9.1%
Federal National Mortgage Association (FNMA)	4.9%
Federal Farm Credit Bank (FFCB)	3.7%
Anheuser-Busch InBev Worldwide Inc.	2.7%
Morgan Stanley	2.6%
Emerson Electric Co.	2.6%
Boeing Capital Corp.	2.6%
Westpac Banking Corp.	2.6%
Deere & Co.	2.6%
Lockheed Martin Corp.	2.6%

*Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays U.S. Government/Credit 2019 Maturity Index was enhanced primarily by our overweighted allocations to the investment-grade and high-yield corporate credit sectors, although security selection within the investment-grade credit sector detracted from returns. In addition, security selection within our high-yield credit allocation was positive for performance, and our allocation and security selection in the U.S. agency sector also contributed slightly. In contrast, our foreign exposure in the portfolio detracted from performance, although security selection within the sector was slightly positive. The Fund’s overweighted duration positioning compared with the index was also negative for returns.

At period-end, we remained overweighted and focused on investment-grade corporate credit exposures in the portfolio. This focus was based on our belief that valuations remained relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted position in the agency sector. Finally, we maintained a slightly overweighted duration in the portfolio driven largely by our focus on bonds with final maturity dates closer to the Fund’s fiscal year-end compared with the index.

Thank you for your participation in Franklin Payout 2019 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Annual Report

FRANKLIN PAYOUT 2019 FUND

Performance Summary as of May 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
1-Year	+1.52%	+1.52%
Since Inception (6/1/15)	+4.42%	+2.19%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 19 for Performance Summary footnotes.

Annual Report	17

FRANKLIN PAYOUT 2019 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (6/1/15–5/31/17)

See page 19 for Performance Summary footnotes.

18	Annual Report

FRANKLIN PAYOUT 2019 FUND

PERFORMANCE SUMMARY

Distributions (6/1/16–5/31/17)

Share Class	Net Investment Income
R6	$0.1824
Advisor	$0.1827

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
Advisor	0.44%	3.71%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/17. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Average annual total return represents the change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The Bloomberg Barclays U.S. Government/Credit 2019 Maturity Index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2019.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	19

FRANKLIN PAYOUT 2019 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,011.20	$1.50	$1,023.44	$1.51	0.30%
Advisor	$1,000	$1,011.30	$1.50	$1,023.44	$1.51	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

20	Annual Report

Franklin Payout 2020 Fund

We are pleased to bring you Franklin Payout 2020 Fund’s annual report for the fiscal year ended May 31, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a +2.00% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2020 Maturity Index, returned +1.54%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2020. You can find more of the Fund’s performance data in the Performance Summary beginning on page 23.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 5/31/17

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2020. Over time, the Fund’s duration and weighted average maturity will decline as 2020 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2020, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays U.S. Government/Credit 2020 Maturity Index was enhanced primarily by our overweighted allocations to the investment-grade and high-yield corporate credit sectors, although security selection

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 48.

Annual Report	21

FRANKLIN PAYOUT 2020 FUND

Maturity

5/31/17

% of Total Market Value

0 to 1 Year	4.5%

3 to 4 Years	95.5%

Top 10 Holdings*

5/31/17

Issue/Issuer	% of Total Net Assets
U.S. Treasury Note	12.3%
Federal Home Loan Bank (FHLB)	5.1%
AEGON Funding Co. LLC	2.7%
Morgan Stanley	2.6%
Emerson Electric Co.	2.6%
Hershey Co.	2.6%
JPMorgan Chase & Co.	2.6%
Travelers Cos. Inc.	2.6%
UnitedHealth Group Inc.	2.6%
Transcanada Pipelines Ltd.	2.6%

*Securities are listed by issuer, which may appear by another name in the SOI.

within the investment-grade credit sector detracted from returns. However, security selection within our high-yield credit allocation enhanced relative results. In addition, our allocation and security selection within the U.S. agency sector was positive for performance. In contrast, our exposure to foreign bonds detracted from returns, although this effect was partially offset by positive security selection in the sector. Additionally, our overweighted duration positioning weighed on performance over the period.

At period-end, we remained overweighted and focused on investment-grade corporate credit exposures in the portfolio. This focus was based on our belief that valuations remained relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted position in the agency sector. Finally, we maintained a slightly overweighted duration in the portfolio driven largely by our focus on bonds with final maturity dates closer to the Fund’s fiscal year-end compared with the index.

Thank you for your participation in Franklin Payout 2020 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

22	Annual Report

FRANKLIN PAYOUT 2020 FUND

Performance Summary as of May 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
1-Year	+2.00%	+2.00%
Since Inception (6/1/15)	+5.16%	+2.55%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 25 for Performance Summary footnotes.

Annual Report	23

FRANKLIN PAYOUT 2020 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (6/1/15–5/31/17)

See page 25 for Performance Summary footnotes.

24	Annual Report

FRANKLIN PAYOUT 2020 FUND

PERFORMANCE SUMMARY

Distributions (6/1/16–5/31/17)

Share Class	Net Investment Income
R6	$0.1985
Advisor	$0.1988

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
Advisor	0.44%	3.73%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/17. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Average annual total return represents the change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The Bloomberg Barclays U.S. Government/Credit 2020 Maturity Index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2020.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	25

FRANKLIN PAYOUT 2020 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,019.90	$1.51	$1,023.44	$1.51	0.30%
Advisor	$1,000	$1,020.00	$1.51	$1,023.44	$1.51	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

26	Annual Report

Franklin Payout 2021 Fund

This annual report for Franklin Payout 2021 Fund covers the fiscal year ended May 31, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares delivered a +1.69% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2021 Maturity Index, returned +2.02%.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2021. You can find more of the Fund’s performance data in the Performance Summary beginning on page 29.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors,

Portfolio Composition

Based on Total Net Assets as of 5/31/17

industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2021. Over time, the Fund’s duration and weighted average maturity will decline as 2021 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2021, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is designed for investors who seek an investment with a payout schedule to help meet their retirement spending needs, particularly those who are nearing retirement or are in retirement. There is no guarantee the Fund will meet an investor’s retirement spending needs.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Bloomberg Barclays U.S. Government/Credit

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 53.

Annual Report	27

FRANKLIN PAYOUT 2021 FUND

Maturity

5/31/17

% of Total Market Value
0 to 1 Year	2.0%
4 to 5 Years	98.0%

Top 10 Holdings*

5/31/17

Issue/Issuer	% of Total Net Assets
U.S. Treasury Note	7.8%
Federal Home Loan Bank (FHLB)	5.0%
Federal Farm Credit Bank (FFCB)	4.8%
California State General Obligation (GO)	2.7%
Thomas & Betts Corp.	2.7%
General Electric Co.	2.7%
Telstra Corp. Ltd.	2.6%
Gilead Sciences Inc.	2.6%
Total Capital SA	2.6%
Simon Property Group LP	2.6%

*Securities are listed by issuer, which may appear by another name in the SOI.

2021 Maturity Index was enhanced primarily by our overweighted allocations to the investment-grade and high-yield corporate credit sectors, although this effect was partially offset by negative security selection within the sectors. Additionally, our overweighted yield curve positioning contributed to performance. Sector allocation to municipal bonds was another contributor, although this effect was partially offset by negative security selection within the sector. In contrast, our allocation to foreign bonds detracted from returns, although security selection in this sector was positive. Furthermore, the Fund’s security selection within the U.S. agency sector also detracted from performance, while our allocation to the sector was slightly positive for returns.

At period-end, we remained overweighted and focused on investment-grade corporate credit exposures in the portfolio. This focus was based on our belief that valuations remained relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive to us. Additionally, we maintained an overweighted position in the agency sector. Finally, we maintained a slightly overweighted duration in the portfolio driven largely by our focus on bonds with final maturity dates closer to the Fund’s fiscal year-end compared with the index.

Thank you for your participation in Franklin Payout 2021 Fund. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

David Yuen, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

28	Annual Report

FRANKLIN PAYOUT 2021 FUND

Performance Summary as of May 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

Advisor
1-Year	+1.69%	+1.69%
Since Inception (6/1/15)	+6.31%	+3.11%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 31 for Performance Summary footnotes.

Annual Report	29

FRANKLIN PAYOUT 2021 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (6/1/15–5/31/17)

See page 31 for Performance Summary footnotes.

30	Annual Report

FRANKLIN PAYOUT 2021 FUND

PERFORMANCE SUMMARY

Distributions (6/1/16–5/31/17)

Share Class	Net Investment Income
R6	$0.2182
Advisor	$0.2184

Total Annual Operating Expenses[5]
Share Class	With Waiver	Without Waiver
Advisor	0.44%	3.70%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will achieve the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/17. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Average annual total return represents the change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Source: Morningstar. The Bloomberg Barclays U.S. Government/Credit 2021 Maturity Index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2021.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	31

FRANKLIN PAYOUT 2021 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Net Annualized Expense Ratio[2]
R6	$1,000	$1,021.80	$1.51	$1,023.44	$1.51	0.30%
Advisor	$1,000	$1,021.80	$1.51	$1,023.44	$1.51	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

32	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2017 Fund

	Year Ended May 31,
	2017	2016[a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.03	$10.00

Income from investment operations[b]:

Net investment income[c]	0.11	0.11

Net realized and unrealized gains (losses)	(—)[d]	—[d]

Total from investment operations	0.11	0.11

Less distributions from net investment income	(0.11)	(0.08)

Net asset value, end of year	$10.03	$10.03

Total return	1.13%	1.10%

Ratios to average net assets

Expenses before waiver and payments by affiliates	3.03%	4.11%

Expenses net of waiver and payments by affiliates	0.30%	0.29%

Net investment income	1.13%	1.12%

Supplemental data

Net assets, end of year (000’s)	$1,770	$1,770

Portfolio turnover rate	1.48%	4.47%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

The accompanying notes are an integral part of these financial statements. | Annual Report	33

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2017 Fund (continued)

	Year Ended May 31,
	2017	2016[a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.03	$10.00

Income from investment operations[b]:

Net investment income[c]	0.11	0.11

Net realized and unrealized gains (losses)	(—)[d]	—[d]

Total from investment operations	0.11	0.11

Less distributions from net investment income	(0.11)	(0.08)

Net asset value, end of year	$10.03	$10.03

Total return	1.13%	1.10%

Ratios to average net assets

Expenses before waiver and payments by affiliates	3.03%	4.11%

Expenses net of waiver and payments by affiliates	0.30%	0.29%

Net investment income	1.13%	1.12%

Supplemental data

Net assets, end of year (000’s)	$1,770	$1,770

Portfolio turnover rate	1.48%	4.47%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

34	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2017

Franklin Payout 2017 Fund

		Country	Principal Amount*	Value
	Corporate Bonds 75.1%
	Automobiles & Components 1.4%
[a]	Hyundai Capital America, senior note, 144A, 2.125%, 10/02/17	United States	$50,000	$50,060

	Banks 14.2%
	Bank of America Corp., senior note, 6.40%, 8/28/17	United States	100,000	101,163
	Bank of Nova Scotia, senior note, 1.375%, 12/18/17	Canada	100,000	99,983
	HSBC USA Inc., senior note, 1.50%, 11/13/17	United States	100,000	99,989
	Royal Bank of Canada, secured note, 1.20%, 9/19/17	Canada	100,000	100,002
	Wells Fargo & Co., senior note, 5.625%, 12/11/17	United States	100,000	102,129

				503,266

	Capital Goods 4.3%
	General Dynamics Corp., senior note, 1.00%, 11/15/17	United States	50,000	49,930
	General Electric Co., senior note, 5.25%, 12/06/17	United States	100,000	101,978

				151,908

	Consumer Services 1.4%
	Carnival Corp., senior note, 1.875%, 12/15/17	United States	50,000	50,079

	Diversified Financials 8.6%
	The Bear Stearns Cos. LLC, senior note, 6.40%, 10/02/17	United States	100,000	101,627
	The Goldman Sachs Group Inc., senior note, 6.25%, 9/01/17	United States	100,000	101,123
	Morgan Stanley, senior note, 5.95%, 12/28/17	United States	100,000	102,408

				305,158

	Energy 9.9%
	EOG Resources Inc., senior note, 5.875%, 9/15/17	United States	100,000	101,177
	Kinder Morgan Inc., senior note, 7.00%, 6/15/17	United States	50,000	50,078
	National Oilwell Varco Inc., senior note, 1.35%, 12/01/17	United States	100,000	99,844
	Statoil ASA, senior note, 1.25%, 11/09/17	Norway	100,000	99,943

				351,042

	Food & Staples Retailing 1.4%
	Walgreens Boots Alliance Inc., senior note, 1.75%, 11/17/17	United States	50,000	50,066

	Food, Beverage & Tobacco 1.4%
	Bunge Ltd. Finance Corp., senior note, 3.20%, 6/15/17	United States	50,000	50,024

	Health Care Equipment & Services 4.3%
	Aetna Inc., senior note, 1.50%, 11/15/17	United States	100,000	99,994
	Becton Dickinson and Co., senior note, 1.80%, 12/15/17	United States	50,000	50,131

				150,125

	Insurance 4.3%
	MetLife Inc., senior note, 1.903%, 12/15/17	United States	100,000	100,230
	Prudential Financial Inc., senior note, 6.00%, 12/01/17	United States	50,000	51,079

				151,309

	Materials 5.7%
	Ecolab Inc., senior note, 1.45%, 12/08/17	United States	50,000	49,980
	Potash Corp. of Saskatchewan Inc., senior note, 3.25%, 12/01/17	Canada	100,000	100,595
	Rohm & Haas Co., senior bond, 6.00%, 9/15/17	United States	50,000	50,623

				201,198

	Media 1.5%
	Time Warner Cos. Inc., senior bond, 7.25%, 10/15/17	United States	50,000	51,030

	Semiconductors & Semiconductor Equipment 2.8%
	Intel Corp., senior note, 1.35%, 12/15/17	United States	100,000	100,016

Annual Report	35

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2017 Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Software & Services 1.4%
	Autodesk Inc., senior note, 1.95%, 12/15/17	United States	$50,000	$50,046

	Technology Hardware & Equipment 1.1%
	Hewlett Packard Enterprise Co., senior note, 2.45%, 10/05/17	United States	38,000	38,104

	Telecommunication Services 4.2%
	AT&T Inc., senior note, 1.40%, 12/01/17	United States	50,000	49,994
	Verizon Communications Inc., senior note, 1.10%, 11/01/17	United States	100,000	99,930

				149,924

	Utilities 7.2%
	American Electric Power Co. Inc., senior note, 1.65%, 12/15/17	United States	50,000	50,006
	CenterPoint Energy Resources Corp., senior note, 6.125%, 11/01/17	United States	50,000	50,878
	Pacific Gas & Electric Co., senior note, 5.625%, 11/30/17	United States	100,000	102,095
	TECO Finance Inc., senior note, 6.572%, 11/01/17	United States	50,000	50,984

				253,963

	Total Corporate Bonds (Cost $2,657,583)			2,657,318

	U.S. Government and Agency Securities 13.6%
	FHLB,
	1.125%, 12/08/17	United States	150,000	149,997
	3.125%, 12/08/17	United States	155,000	156,567
	FNMA, 0.875%, 12/20/17	United States	175,000	174,750

	Total U.S. Government and Agency Securities (Cost $481,879)			481,314

	Asset-Backed Securities (Cost $100,320) 2.8%
	Diversified Financials 2.8%
	Discover Card Execution Note Trust, 2014-A5, A, 1.39%, 4/15/20	United States	100,000	100,044

	Municipal Bonds (Cost $50,000) 1.4%
	Jersey City GO, Hudson County, Qualified Public Improvement, Refunding, Series A, 1.829%, 9/01/17	United States	50,000	50,048

	Total Investments before Short Term Investments (Cost $3,289,782)			3,288,724

	Short Term Investments 5.8%
	U.S. Government and Agency Securities (Cost $149,395) 4.2%
[b]	U.S. Treasury Bill, 11/09/17	United States	150,000	149,324

	Total Investments before Money Market Funds (Cost $3,439,177)			3,438,048

			Shares

	Money Market Funds (Cost $55,117) 1.6%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 0.44%	United States	55,117	55,117

	Total Investments (Cost $3,494,294) 98.7%			3,493,165

	Other Assets, less Liabilities 1.3%			46,104

	Net Assets 100.0%			$3,539,269

36	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2017 Fund (continued)

See Abbreviations on page 71.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.

bThe security was issued on a discount basis with no stated coupon rate.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2018 Fund

	Year Ended May 31,
	2017	2016[a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.08	$10.00

Income from investment operations[b]:

Net investment income[c]	0.14	0.14

Net realized and unrealized gains (losses)	(0.02)	0.04

Total from investment operations	0.12	0.18

Less distributions from net investment income	(0.14)	(0.10)

Net asset value, end of year	$10.06	$10.08

Total return	1.20%	1.78%

Ratios to average net assets

Expenses before waiver and payments by affiliates	3.02%	4.03%

Expenses net of waiver and payments by affiliates	0.30%	0.29%

Net investment income	1.41%	1.39%

Supplemental data

Net assets, end of year (000’s)	$1,777	$1,781

Portfolio turnover rate	5.81%	2.97%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

38	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2018 Fund (continued)

	Year Ended May 31,
	2017	2016[a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.08	$10.00

Income from investment operations[b]:

Net investment income[c]	0.14	0.14

Net realized and unrealized gains (losses)	(0.02)	0.04

Total from investment operations	0.12	0.18

Less distributions from net investment income	(0.14)	(0.10)

Net asset value, end of year	$10.06	$10.08

Total return	1.20%	1.78%

Ratios to average net assets

Expenses before waiver and payments by affiliates	3.02%	4.03%

Expenses net of waiver and payments by affiliates	0.30%	0.29%

Net investment income	1.41%	1.39%

Supplemental data

Net assets, end of year (000’s)	$1,777	$1,781

Portfolio turnover rate	5.81%	2.97%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

The accompanying notes are an integral part of these financial statements. | Annual Report	39

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2017

Franklin Payout 2018 Fund

	Country	Principal Amount*	Value
Corporate Bonds 79.0%
Automobiles & Components 2.8%
Toyota Motor Credit Corp., senior note, 2.00%, 10/24/18	United States	$100,000	$100,681

Banks 20.0%
Bank of America Corp., senior note, 6.875%, 11/15/18	United States	100,000	107,035
Bank of Nova Scotia, senior note, 2.05%, 10/30/18	Canada	100,000	100,601
BNP Paribas SA, senior note, 2.40%, 12/12/18	France	100,000	100,797
Citigroup Inc., senior note, 2.50%, 9/26/18	United States	100,000	100,760
HSBC USA Inc., senior note, 2.625%, 9/24/18	United States	100,000	101,066
KeyCorp., senior note, 2.30%, 12/13/18	United States	50,000	50,321
Royal Bank of Canada, secured note, 2.00%, 10/01/18	Canada	100,000	100,472
Suntrust Banks Inc., senior note, 2.35%, 11/01/18	United States	50,000	50,386

			711,438

Capital Goods 5.9%
Caterpillar Inc., senior note, 7.90%, 12/15/18	United States	100,000	109,190
John Deere Capital Corp., senior note, 1.95%, 12/13/18	United States	100,000	100,367

			209,557

Consumer Services 2.9%
Starbucks Corp., senior note, 2.00%, 12/05/18	United States	100,000	101,009

Diversified Financials 2.8%
Morgan Stanley, senior note, 2.20%, 12/07/18	United States	100,000	100,512

Energy 11.4%
Apache Corp., senior note, 6.90%, 9/15/18	United States	50,000	53,106
Devon Energy Corp., senior note, 2.25%, 12/15/18	United States	50,000	49,939
Oneok Partners LP, senior note, 3.20%, 9/15/18	United States	50,000	50,739
Shell International Finance BV, senior note, 2.00%, 11/15/18	Netherlands	100,000	100,563
Spectra Energy Partners LP, senior note, 2.95%, 9/25/18	United States	50,000	50,703
Statoil ASA, senior note, 1.95%, 11/08/18	Norway	100,000	100,408

			405,458

Food & Staples Retailing 2.9%
CVS Health Corp., senior note, 2.25%, 12/05/18	United States	50,000	50,360
Kroger Co., senior bond, 6.80%, 12/15/18	United States	50,000	53,744

			104,104

Food, Beverage & Tobacco 4.4%
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	50,000	55,553
The Coca-Cola Co., senior note, 1.65%, 11/01/18	United States	100,000	100,407

			155,960

Health Care Equipment & Services 2.9%
Boston Scientific Corp., senior note, 2.65%, 10/01/18	United States	50,000	50,495
Laboratory Corp. of America Holdings, senior note, 2.50%, 11/01/18	United States	50,000	50,474

			100,969

Materials 2.8%
Monsanto Co., senior note, 1.85%, 11/15/18	United States	50,000	49,941
Praxair Inc., senior note, 1.25%, 11/07/18	United States	50,000	49,806

			99,747

Pharmaceuticals, Biotechnology & Life Sciences 4.3%
Abbvie Inc., senior note, 2.00%, 11/06/18	United States	50,000	50,169
Thermo Fisher Scientific Inc., senior note, 2.15%, 12/14/18	United States	100,000	100,572

			150,741

40	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2018 Fund (continued)

	Country	Principal Amount*	Value

	Corporate Bonds (continued)
Real Estate 1.4%

Boston Properties LP, senior note, 3.70%, 11/15/18	United States	$50,000	$51,184

Semiconductors & Semiconductor Equipment 1.4%

Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	50,000	50,475

Technology Hardware & Equipment 1.4%
Tyco Electronics Group SA, senior note, 2.375%, 12/17/18	Switzerland	50,000	50,409

Telecommunication Services 1.4%
AT&T Inc., senior note, 2.375%, 11/27/18	United States	50,000	50,418

Utilities 10.3%

Berkshire Hathaway Energy Co., senior note, 2.00%, 11/15/18	United States	50,000	50,154
Duke Energy Carolinas LLC, secured note, 7.00%, 11/15/18	United States	100,000	107,553
Georgia Power Co., senior note, 1.95%, 12/01/18	United States	100,000	100,303
Pacific Gas & Electric Co., senior note, 8.25%, 10/15/18	United States	100,000	108,748

			366,758

Total Corporate Bonds (Cost $2,805,133)			2,809,420

U.S. Government and Agency Securities 17.2%
FHLB, 3.75%, 12/14/18.	United States	125,000	129,707
FNMA, 1.625%, 11/27/18	United States	175,000	175,880
U.S. Treasury Note, 1.375%, 12/31/18	United States	130,000	130,259
1.50%, 12/31/18	United States	175,000	175,684

Total U.S. Government and Agency Securities (Cost $611,596)			611,530

Total Investments before Short Term Investments (Cost $3,416,729)			3,420,950

		Shares
Short Term Investments (Cost $94,103) 2.7%

Money Market Funds 2.7%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.44%	United States	94,103	94,103

Total Investments (Cost $3,510,832) 98.9%			3,515,053
Other Assets, less Liabilities 1.1%			39,778

Net Assets 100.0%			$3,554,831

See Abbreviations on page 71.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSee Note 3(d) regarding investments in affiliated management investment companies.

bThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements. | Annual Report	41

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2019 Fund

	Year Ended May 31,
	2017	2016[a]
Class R6

Per share operating performance
(for a share outstanding throughout the year) Net asset value, beginning of year	$10.16	$10.00

Income from investment operations[b]:

Net investment income[c]	0.18	0.18

Net realized and unrealized gains (losses)	(0.03)	0.10

Total from investment operations	0.15	0.28

Less distributions from net investment income	(0.18)	(0.12)

Net asset value, end of year	$10.13	$10.16

Total return	1.52%	2.85%

Ratios to average net assets

Expenses before waiver and payments by affiliates	2.66%	3.57%

Expenses net of waiver and payments by affiliates	0.30%	0.29%

Net investment income	1.81%	1.80%

Supplemental data

Net assets, end of year (000’s)	$2,051	$2,057

Portfolio turnover rate	—%	—%[d]

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRounds to less than 0.01%.

42	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2019 Fund (continued)

	Year Ended May 31,
	2017	2016[a]
Advisor Class

Per share operating performance

(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.16	$10.00

Income from investment operations[b]:

Net investment income[c]	0.18	0.18

Net realized and unrealized gains (losses)	(0.03)	0.10

Total from investment operations	0.15	0.28

Less distributions from net investment income	(0.18)	(0.12)

Net asset value, end of year	$10.13	$10.16

Total return	1.52%	2.85%

Ratios to average net assets

Expenses before waiver and payments by affiliates	2.66%	3.57%

Expenses net of waiver and payments by affiliates	0.30%	0.29%

Net investment income	1.81%	1.80%

Supplemental data

Net assets, end of year (000’s)	$2,051	$2,057

Portfolio turnover rate	—%	—%[d]

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Annual Report	43

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2017

Franklin Payout 2019 Fund

	Country	Principal Amount*	Value
Corporate Bonds 79.6%
Banks 14.9%
Bank of Nova Scotia, secured note, 2.125%, 9/11/19	Canada	$100,000	$100,402
HSBC USA Inc., senior note, 2.375%, 11/13/19	United States	100,000	100,737
JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	100,000	100,526
Royal Bank of Canada, secured note, 2.20%, 9/23/19	Canada	100,000	100,706
The Toronto-Dominion Bank, senior note, 2.25%, 11/05/19	Canada	100,000	100,869
Westpac Banking Corp., senior note, 4.875%, 11/19/19	Australia	100,000	106,752

			609,992

Capital Goods 15.3%
Boeing Capital Corp., senior note, 4.70%, 10/27/19	United States	100,000	106,889
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	100,000	101,100
Deere & Co., senior note, 4.375%, 10/16/19	United States	100,000	106,143
Emerson Electric Co., senior bond, 4.875%, 10/15/19.	United States	100,000	107,250
General Electric Co., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	100,963
Lockheed Martin Corp., senior note, 4.25%, 11/15/19	United States	100,000	105,657

			628,002

Commercial & Professional Services 1.3%
Republic Services Inc., senior note, 5.50%, 9/15/19	United States	50,000	53,960

Diversified Financials 5.1%
Goldman Sachs Group Inc., senior note, 2.55%, 10/23/19.	United States	100,000	101,082
Morgan Stanley, senior note, 5.625%, 9/23/19	United States	100,000	107,784

			208,866

Energy 10.0%
Chevron Corp., senior note, 2.193%, 11/15/19	United States	100,000	100,977
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	50,000	50,652
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	51,096
Plains All American Pipeline LP/PAA Finance Corp., senior note, 2.60%, 12/15/19	United States	50,000	50,281
Pride International Inc., senior bond, 8.50%, 6/15/19	United States	50,000	55,500
Statoil ASA, senior note, 2.25%, 11/08/19	Norway	100,000	100,764

			409,270

Food & Staples Retailing 3.7%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	100,006
Walgreens Boots Alliance Inc., senior note, 2.70%, 11/18/19	United States	50,000	50,769

			150,775

Food, Beverage & Tobacco 4.0%
Anheuser-Busch InBev Worldwide Inc., senior note, 6.875%, 11/15/19	Belgium	100,000	111,776
Mead Johnson Nutrition Co., senior note, 4.90%, 11/01/19	United States	50,000	53,287

			165,063

Health Care Equipment & Services 5.0%
Becton Dickinson and Co., senior note, 2.675%, 12/15/19.	United States	50,000	50,641
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	100,947
Zimmer Biomet Holdings Inc., senior bond, 4.625%, 11/30/19	United States	50,000	52,871

			204,459

Insurance 1.4%
CNA Financial Corp., senior bond, 7.35%, 11/15/19	United States	50,000	56,036

Materials 3.8%
Eastman Chemical Co., senior bond, 5.50%, 11/15/19	United States	50,000	54,055
PPG Industries Inc., senior note, 2.30%, 11/15/19	United States	100,000	100,967

			155,022

44	Annual Repor

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2019 Fund (continued)

	Country	Principal Amount*	Value
	Corporate Bonds (continued)
Media 2.5%

Scripps Networks Interactive Inc., senior note, 2.75%, 11/15/19	United States	$50,000	$50,711
Viacom Inc., senior note, 2.75%, 12/15/19.	United States	50,000	50,782

			101,493

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	100,966

Real Estate 1.3%

Weyerhaeuser Co., senior note, 7.375%, 10/01/19	United States	50,000	55,836

Telecommunication Services 1.3%
AT&T Inc., senior note, 5.875%, 10/01/19	United States	50,000	54,099

Utilities 7.5%
Dominion Energy Inc., senior note, 2.50%, 12/01/19	United States	50,000	50,547
DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	50,267
Georgia Power Co., senior note, 4.25%, 12/01/19	United States	100,000	105,152
Progress Energy Inc., senior bond, 4.875%, 12/01/19.	United States	50,000	53,112
Public Service Electric and Gas Co., secured note, 2.00%, 8/15/19	United States	50,000	50,083

			309,161

Total Corporate Bonds (Cost $3,239,031)			3,263,000

U.S. Government and Agency Securities 17.7%
FFCB, 1.95%, 12/17/19.	United States	150,000	151,929
FHLB, 1.25%, 12/13/19	United States	160,000	159,216
2.375%, 12/13/19	United States	210,000	214,749
FNMA, 1.75%, 11/26/19	United States	200,000	201,619

Total U.S. Government and Agency Securities (Cost $723,797)			727,513

Total Investments before Short Term Investments (Cost $3,962,828)			3,990,513

		Shares

Short Term Investments (Cost $70,658) 1.7%
Money Market Funds 1.7%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.44%	United States	70,658	70,658

Total Investments (Cost $4,033,486) 99.0%			4,061,171
Other Assets, less Liabilities 1.0%			41,296

Net Assets 100.0%			$4,102,467

See Abbreviations on page 71.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSee Note 3(d) regarding investments in affiliated management investment companies.

bThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements. | Annual Report	45

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2020 Fund

	Year Ended May 31,
	2017	2016[a]
Class R6
Per share operating performance

(for a share outstanding throughout the year) Net asset value, beginning of year	$10.17	$10.00

Income from investment operations[b]:
Net investment income[c]	0.21	0.20

Net realized and unrealized gains (losses)	(0.01)	0.11

Total from investment operations	0.20	0.31

Less distributions from net investment income	(0.20)	(0.14)

Net asset value, end of year	$10.17	$10.17

Total return	1.99%	3.10%

Ratios to average net assets

Expenses before waiver and payments by affiliates	2.72%	3.59%

Expenses net of waiver and payments by affiliates	0.30%	0.29%

Net investment income	2.02%	2.01%

Supplemental data

Net assets, end of year (000’s)	$2,062	$2,061

Portfolio turnover rate	1.28%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund

cBased on average daily shares outstanding.

46	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2020 Fund (continued)

	Year Ended May 31,
	2017	2016[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$10.17	$10.00

Income from investment operations[b]:

Net investment income[c]	0.21	0.20

Net realized and unrealized gains (losses)	(0.01)	0.11

Total from investment operations	0.20	0.31

Less distributions from net investment income	(0.20)	(0.14)

Net asset value, end of year	$10.17	$10.17

Total return	2.00%	3.10%

Ratios to average net assets

Expenses before waiver and payments by affiliates	2.72%	3.59%

Expenses net of waiver and payments by affiliates	0.30%	0.29%

Net investment income	2.02%	2.01%

Supplemental data

Net assets, end of year (000’s)	$2,062	$2,061

Portfolio turnover rate	1.28%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

The accompanying notes are an integral part of these financial statements. | Annual Report	47

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2017

Franklin Payout 2020 Fund

		Country/ Organization	Principal Amount*	Value
	Corporate Bonds 72.6%
	Banks 5.0%
	Bank of America Corp., senior note, 2.625%, 10/19/20	United States	$100,000	$101,024
	JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	106,477

				207,501

	Capital Goods 8.8%
	Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	99,339
	Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	107,808
	Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	50,847
	Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	103,990

				361,984

	Consumer Services 2.5%
	Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	52,893
	Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	51,438

				104,331

	Diversified Financials 5.2%
	Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	109,558
	Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	104,487

				214,045

	Energy 7.7%
	Energy Transfer Partners LP, senior note, 4.15%, 10/01/20	United States	50,000	52,316
	Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	54,643
	Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	53,438
	Statoil ASA, senior note, 2.90%, 11/08/20	Norway	100,000	102,592
	Williams Partners LP, senior note, 4.125%, 11/15/20	United States	50,000	52,704

				315,693

	Food, Beverage & Tobacco 7.7%
	Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	104,582
	Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	107,402
	PepsiCo Inc., senior bond, 3.125%, 11/01/20	United States	100,000	104,052

				316,036

	Health Care Equipment & Services 6.4%
	Becton Dickinson and Co., senior note, 3.25%, 11/12/20	United States	50,000	51,403
	Cigna Corp., senior bond, 4.375%, 12/15/20	United States	50,000	53,471
	Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	53,360
	UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	105,650

				263,884

	Household & Personal Products 2.5%
	Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	103,784

	Insurance 9.1%
	AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	Netherlands	100,000	110,512
	Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	100,000	103,368
	Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	53,809
	Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	106,166

				373,855

	Materials 2.1%
	The Dow Chemical Co., senior bond, 4.25%, 11/15/20	United States	31,000	32,994
[a]	Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States	50,000	54,920

				87,914

48	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2020 Fund (continued)

		Country/ Organization	Principal Amount*	Value

	Corporate Bonds (continued)
	Media 1.3%

	21st Century Fox America Inc., senior bond, 5.65%, 8/15/20	United States	$50,000	$55,208

	Pharmaceuticals, Biotechnology & Life Sciences 2.6%

	Amgen Inc., senior note, 3.45%, 10/01/20	United States	50,000	52,180
	Celgene Corp., senior bond, 3.95%, 10/15/20	United States	50,000	52,771

				104,951

	Technology Hardware & Equipment 0.2%
	HP Inc., senior note, 3.75%, 12/01/20	United States	9,000	9,423

	Utilities 11.5%

	Alabama Power Co., senior note, 3.375%, 10/01/20	United States	100,000	103,791
	Constellation Energy Group, senior note, 5.15%, 12/01/20	United States	50,000	54,277
	Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States	50,000	52,366
	Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	54,264
	Pacific Gas & Electric Co., senior note, 3.50%, 10/01/20	United States	100,000	103,989
	Transcanada Pipelines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	105,492

				474,179

	Total Corporate Bonds (Cost $2,957,723)			2,992,788

	Foreign Government and Agency Securities 4.9%
	Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational[b]	100,000	101,376
	International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational[b]	100,000	101,431

	Total Foreign Government and Agency Securities (Cost $201,598)			202,807

	U.S. Government and Agency Securities 17.4%
	FHLB, 3.125%, 12/11/20	United States	200,000	210,533
	U.S. Treasury Note, 2.625%, 11/15/20	United States	145,000	150,228
	2.00%, 11/30/20	United States	145,000	147,198
	2.375%, 12/31/20	United States	205,000	210,818

	Total U.S. Government and Agency Securities (Cost $713,046)			718,777

	Total Investments before Short Term Investments (Cost $3,872,367)			3,914,372

			Shares
	Short Term Investments (Cost $166,974) 4.0%

	Money Market Funds 4.0%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 0.44%	United States	166,974	166,974

	Total Investments (Cost $4,039,341) 98.9%			4,081,346
	Other Assets, less Liabilities 1.1%			43,370

	Net Assets 100.0%			$4,124,716

Annual Report	49

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2020 Fund (continued)

See Abbreviations on page 71.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2017, the value of this security was $54,920, representing 1.3% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day yield at period end.

50	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2021 Fund

	Year Ended May 31,
	2017	2016[a]
Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.30	$10.00

Income from investment operations[b]:

Net investment income[c]	0.23	0.22

Net realized and unrealized gains (losses)	(0.06)	0.23

Total from investment operations	0.17	0.45

Less distributions from net investment income	(0.22)	(0.15)

Net asset value, end of year	$10.25	$10.30

Total return	1.68%	4.55%

Ratios to average net assets

Expenses before waiver and payments by affiliates	2.85%	3.56%

Expenses net of waiver and payments by affiliates	0.30%	0.29%

Net investment income	2.22%	2.21%

Supplemental data

Net assets, end of year (000’s)	$2,081	$2,090

Portfolio turnover rate	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

The accompanying notes are an integral part of these financial statements. | Annual Report	51

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2021 Fund (continued)

	Year Ended May 31,
	2017	2016[a]
Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.30	$10.00

Income from investment operations[b]:

Net investment income[c]	0.23	0.22

Net realized and unrealized gains (losses)	(0.06)	0.23

Total from investment operations	0.17	0.45

Less distributions from net investment income	(0.22)	(0.15)

Net asset value, end of year	$10.25	$10.30

Total return	1.69%	4.55%

Ratios to average net assets

Expenses before waiver and payments by affiliates	2.85%	3.56%

Expenses net of waiver and payments by affiliates	0.30%	0.29%

Net investment income	2.22%	2.21%

Supplemental data

Net assets, end of year (000’s)	$2,081	$2,090

Portfolio turnover rate	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

52	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2017

Franklin Payout 2021 Fund

	Country/ Organization	Principal Amount*	Value
Corporate Bonds 74.7%
Capital Goods 10.0%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	$100,000	$101,378
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	101,854
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	110,886
John Deere Capital Corp., senior bond, 3.15%, 10/15/21	United States	100,000	104,102

			418,220

Consumer Services 2.5%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	51,455
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	51,063

			102,518

Diversified Financials 5.1%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21	United States	100,000	104,997
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21.	United States	100,000	106,909

			211,906

Energy 13.8%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	105,006
ConocoPhillips Co., senior note, 2.875%, 11/15/21	United States	100,000	102,319
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	103,284
Statoil ASA, senior note, 2.75%, 11/10/21	Norway	100,000	101,865
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	108,429
Williams Partners LP, senior note, 4.00%, 11/15/21	United States	50,000	52,469

			573,372

Food & Staples Retailing 2.5%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	51,111
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	51,788

			102,899

Food, Beverage & Tobacco 3.7%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	51,872

Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	102,748

			154,620

Health Care Equipment & Services 3.8%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	54,323
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	104,816

			159,139

Insurance 1.3%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	54,594

Materials 5.1%
Air Products & Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	103,747
The Dow Chemical Co., senior bond, 4.125%, 11/15/21	United States	50,000	53,480
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	50,000	54,471

			211,698

Pharmaceuticals, Biotechnology & Life Sciences 6.4%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	100,000	108,545
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	102,270
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	50,000	54,357

			265,172

Annual Report	53

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2021 Fund (continued)

		Country/ Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Real Estate 3.9%
	American Tower Corp., senior note, 5.90%, 11/01/21	United States	$50,000	$56,535
	Simon Property Group LP, senior bond, 4.125%, 12/01/21.	United States	100,000	106,966

				163,501

	Semiconductors & Semiconductor Equipment 2.5%
	Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000	104,982

	Software & Services 2.5%
	International Business Machines Corp., senior note, 2.90%, 11/01/21	United States	100,000	102,924

	Technology Hardware & Equipment 2.7%
	Thomas & Betts Corp., senior bond, 5.625%, 11/15/21	United States	100,000	114,359

	Telecommunication Services 3.9%
[a]	Telstra Corp. Ltd., senior note, 144A, 4.80%, 10/12/21	Australia	100,000	109,481
	Verizon Communications Inc., senior note, 3.00%, 11/01/21	United States	50,000	51,044

				160,525

	Transportation 1.3%
	Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000	51,954

	Utilities 3.7%
	Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000	52,306
	Pacific Gas & Electric Co., senior note, 3.25%, 9/15/21	United States	100,000	103,258

				155,564

	Total Corporate Bonds (Cost $3,049,762)			3,107,947

	Foreign Government and Agency Securities (Cost $100,127) 2.4%
	European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000	100,981

	U.S. Government and Agency Securities 17.6%
	FFCB, 2.00%, 12/01/21	United States	200,000	200,964
	FHLB, 2.625%, 12/10/21	United States	200,000	206,251
	U.S. Treasury Note, 1.875%, 11/30/21	United States	160,000	161,122
	2.125%, 12/31/21	United States	160,000	162,819

	Total U.S. Government and Agency Securities (Cost $722,980)			731,156

	Municipal Bonds (Cost $112,588) 2.7%
	California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000	114,365

	Total Investments before Short Term Investments (Cost $3,985,457)			4,054,449

			Shares

	Short Term Investments (Cost $67,054) 1.6%
	Money Market Funds 1.6%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 0.44%	United States	67,054	67,054

	Total Investments (Cost $4,052,511) 99.0%			4,121,503
	Other Assets, less Liabilities 1.0%			41,269

	Net Assets 100.0%			$4,162,772

54	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2021 Fund (continued)

See Abbreviations on page 71.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At May 31, 2017, the value of this security was $109,481, representing 2.6% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements. | Annual Report	55

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

May 31, 2017

	Franklin Payout 2017 Fund	Franklin Payout 2018 Fund	Franklin Payout 2019 Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,439,177	$3,416,729	$3,962,828
Cost - Non-controlled affiliates (Note 3d)	55,117	94,103	70,658

Total cost of investments	$3,494,294	$3,510,832	$4,033,486

Value - Unaffiliated issuers	$3,438,048	$3,420,950	$3,990,513
Value - Non-controlled affiliates (Note 3d)	55,117	94,103	70,658

Total value of investments	3,493,165	3,515,053	4,061,171
Receivables:
Interest	29,775	23,243	26,417
Affiliates	58,461	57,923	57,335
Other assets	3	3	3

Total assets	3,581,404	3,596,222	4,144,926

Liabilities:
Payables:
Transfer agent fees	8	9	8
Reports to shareholders	1,880	2,215	1,927
Professional fees	37,733	37,996	37,982
Pricing fees	1,980	606	1,978
Accrued expenses and other liabilities	534	565	564

Total liabilities	42,135	41,391	42,459

Net assets, at value	$3,539,269	$3,554,831	$4,102,467

Net assets consist of:
Paid-in capital	$3,523,308	$3,529,322	$4,043,899
Undistributed net investment income	16,663	20,364	30,884
Net unrealized appreciation (depreciation)	(1,129)	4,221	27,684
Accumulated net realized gain (loss)	427	924	—

Net assets, at value	$3,539,269	$3,554,831	$4,102,467

Class R6:
Net assets, at value	$1,769,671	$1,777,437	$2,051,264

Shares outstanding	176,398	176,701	202,465

Net asset value and maximum offering price per share	$10.03	$10.06	$10.13

Advisor Class:
Net assets, at value	$1,769,598	$1,777,394	$2,051,203

Shares outstanding	176,398	176,701	202,465

Net asset value and maximum offering price per share	$10.03	$10.06	$10.13

56	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

May 31, 2017

	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,872,367	$3,985,457
Cost - Non-controlled affiliates (Note 3d)	166,974	67,054

Total cost of investments	$4,039,341	$4,052,511

Value - Unaffiliated issuers	$3,914,372	$4,054,449
Value - Non-controlled affiliates (Note 3d)	166,974	67,054

Total value of investments	4,081,346	4,121,503
Receivables:
Interest	25,257	25,681
Affiliates	60,184	66,709
Other assets	3	3

Total assets	4,166,790	4,213,896

Liabilities:
Payables:
Transfer agent fees	8	8
Reports to shareholders	2,918	3,557
Professional fees	37,970	43,295
Pricing fees	611	3,699
Accrued expenses and other liabilities	567	565

Total liabilities	42,074	51,124

Net assets, at value	$4,124,716	$4,162,772

Net assets consist of:
Paid-in capital	$4,049,677	$4,054,606
Undistributed net investment income	34,126	39,174
Net unrealized appreciation (depreciation)	42,005	68,992
Accumulated net realized gain (loss)	(1,092)	—

Net assets, at value	$4,124,716	$4,162,772

Class R6:
Net assets, at value	$2,062,386	$2,081,412

Shares outstanding	202,763	203,001

Net asset value and maximum offering price per share	$10.17	$10.25

Advisor Class:
Net assets, at value	$2,062,330	$2,081,360

Shares outstanding	202,763	203,001

Net asset value and maximum offering price per share	$10.17	$10.25

The accompanying notes are an integral part of these financial statements. | Annual Report	57

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the year ended May 31, 2017

	Franklin Payout 2017 Fund	Franklin Payout 2018 Fund	Franklin Payout 2019 Fund
Investment income:
Dividends from non-controlled affiliates (Note 3d)	$108	$96	$64
Interest	50,414	60,620	86,855

Total investment income	50,522	60,716	86,919

Expenses:
Management fees (Note 3a)	10,630	10,692	12,350
Transfer agent fees: (Note 3c)
Class R6	75	60	70
Advisor Class	29	29	29
Custodian fees (Note 4)	507	526	533
Reports to shareholders	5,062	5,410	5,329
Registration and filing fees	34,242	34,244	34,326
Professional fees	50,175	51,051	50,186
Pricing fees	6,528	5,190	6,798
Other	142	419	151

Total expenses	107,390	107,621	109,772
Expenses waived/paid by affiliates (Note 3e)	(96,891)	(97,052)	(97,532)

Net expenses	10,499	10,569	12,240

Net investment income	40,023	50,147	74,679

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	457	1,147	—
Net change in unrealized appreciation (depreciation) on investments	(1,347)	(9,175)	(11,881)

Net realized and unrealized gain (loss)	(890)	(8,028)	(11,881)

Net increase (decrease) in net assets resulting from operations	$39,133	$42,119	$62,798

58	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended May 31, 2017

	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund
Investment income:
Dividends from non-controlled affiliates (Note 3d)	$120	$57
Interest	95,513	105,082

Total investment income	95,633	105,139

Expenses:
Management fees (Note 3a)	12,395	12,528
Transfer agent fees: (Note 3c)

Class R6	54	59

Advisor Class.	29	29
Custodian fees (Note 4)	534	534
Reports to shareholders	6,325	7,005
Registration and filing fees	34,625	34,630
Professional fees	50,769	55,449
Pricing fees	7,123	8,812
Other	481	115

Total expenses	112,335	119,161

Expenses waived/paid by affiliates (Note 3e)	(100,052)	(106,749)

Net expenses.	12,283	12,412

Net investment income	83,350	92,727

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	1,907	—
Net change in unrealized appreciation (depreciation) on investments	(2,572)	(21,741)

Net realized and unrealized gain (loss)	(665)	(21,741)

Net increase (decrease) in net assets resulting from operations	$82,685	$70,986

The accompanying notes are an integral part of these financial statements. | Annual Report	59

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Payout 2017 Fund		Franklin Payout 2018 Fund
	Year Ended May 31,		Year Ended May 31,
	2017	2016[a]	2017	2016[a]

Increase (decrease) in net assets:
Operations:
Net investment income	$40,023	$39,226	$50,147	$48,909
Net realized gain (loss)	457	593	1,147	(223)
Net change in unrealized appreciation (depreciation)	(1,347)	218	(9,175)	13,396

Net increase (decrease) in net assets resulting from operations	39,133	40,037	42,119	62,082

Distributions to shareholders from:
Net investment income:
Class R6	(19,933)	(13,895)	(24,667)	(16,905)
Advisor Class	(19,968)	(13,895)	(24,703)	(16,905)

Total distributions to shareholders	(39,901)	(27,790)	(49,370)	(33,810)

Capital share transactions: (Note 2)
Class R6	—	1,763,895	—	1,766,905
Advisor Class	—	1,763,895	—	1,766,905

Total capital share transactions	—	3,527,790	—	3,533,810

Net increase (decrease) in net assets	(768)	3,540,037	(7,251)	3,562,082
Net assets:
Beginning of year	3,540,037	—	3,562,082	—

End of year	$3,539,269	$3,540,037	$3,554,831	$3,562,082

Undistributed net investment income included in net assets:
End of year	$16,663	$15,918	$20,364	$19,587

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

60	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Payout 2019 Fund		Franklin Payout 2020 Fund
	Year Ended May 31,		Year Ended May 31,
	2017	2016[a]	2017	2016[a]

Increase (decrease) in net assets:
Operations:
Net investment income	$74,679	$72,589	$83,350	$81,011
Net realized gain (loss)	—	1,435	1,907	(2,999)
Net change in unrealized appreciation (depreciation)	(11,881)	39,565	(2,572)	44,577

Net increase (decrease) in net assets resulting from operations	62,798	113,589	82,685	122,589

Distributions to shareholders from:
Net investment income:
Class R6	(36,930)	(24,500)	(40,249)	(27,380)
Advisor Class	(36,990)	(24,500)	(40,309)	(27,380)

Total distributions to shareholders	(73,920)	(49,000)	(80,558)	(54,760)

Capital share transactions: (Note 2)
Class R6	—	2,024,500	—	2,027,380
Advisor Class	—	2,024,500	—	2,027,380

Total capital share transactions	—	4,049,000	—	4,054,760

Net increase (decrease) in net assets	(11,122)	4,113,589	2,127	4,122,589
Net assets:
Beginning of year	4,113,589	—	4,122,589	—

End of year	$4,102,467	$4,113,589	$4,124,716	$4,122,589

Undistributed net investment income included in net assets:
End of year	$30,884	$28,690	$34,126	$31,334

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

The accompanying notes are an integral part of these financial statements. | Annual Report	61

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin Payout 2021 Fund
	Year Ended May 31,
	2017	2016[a]

Increase (decrease) in net assets:
Operations:
Net investment income	$92,727	$89,684
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(21,741)	90,733

Net increase (decrease) in net assets resulting from operations	70,986	180,417

Distributions to shareholders from:
Net investment income:
Class R6	(44,295)	(29,860)
Advisor Class	(44,336)	(29,860)

Total distributions to shareholders	(88,631)	(59,720)

Capital share transactions: (Note 2)
Class R6	—	2,029,860
Advisor Class	—	2,029,860

Total capital share transactions	—	4,059,720

Net increase (decrease) in net assets	(17,645)	4,180,417
Net assets:
Beginning of year	4,180,417	—

End of year	$4,162,772	$4,180,417

Undistributed net investment income included in net assets:
End of year	$39,174	$35,078

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

62	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, five of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds offer two classes of shares: Class R6 and Advisor Class. Each class of shares differs by its voting rights on matters affecting a single class and fees primarily due to differing arrangements for transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b.  Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Annual Report	63

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting

Policies (continued)

b.  Income and Deferred Taxes (continued)

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At May 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Payout 2017 Funda, [b]		Franklin Payout 2018 Funda, [b]
	Shares	Amount	Shares	Amount

Class R6 Shares:
Year ended May 31, 2016
Shares sold	175,000	$1,750,000	175,000	$1,750,000
Shares issued in reinvestment of distributions	1,398	13,895	1,701	16,905

Net increase (decrease)	176,398	$1,763,895	176,701	$1,766,905

64	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

	Franklin Payout 2017 Funda, [b]		Franklin Payout 2018 Funda, [b]
	Shares	Amount	Shares	Amount

Advisor Class Shares:
Year ended May 31, 2016
Shares sold	175,000	$1,750,000	175,000	$1,750,000
Shares issued in reinvestment of distributions	1,398	13,895	1,701	16,905

Net increase (decrease)	176,398	$1,763,895	176,701	$1,766,905

	Franklin Payout 2019 Funda, [b]		Franklin Payout 2020 Funda, [b]
	Shares	Amount	Shares	Amount

Class R6 Shares:
Year ended May 31, 2016
Shares sold	200,000	$2,000,000	200,000	$2,000,000
Shares issued in reinvestment of distributions	2,465	24,500	2,763	27,380

Net increase (decrease)	202,465	$2,024,500	202,763	$2,027,380

Advisor Class Shares:
Year ended May 31, 2016
Shares sold	200,000	$2,000,000	200,000	$2,000,000
Shares issued in reinvestment of distributions	2,465	24,500	2,763	27,380

Net increase (decrease)	202,465	$2,024,500	202,763	$2,027,380

	Franklin Payout 2021 Funda, [b]
	Shares	Amount

Class R6 Shares:
Year ended May 31, 2016
Shares sold	200,000	$2,000,000
Shares issued in reinvestment of distributions	3,001	29,860

Net increase (decrease)	203,001	$2,029,860

Advisor Class Shares:
Year ended May 31, 2016
Shares sold	200,000	$2,000,000
Shares issued in reinvestment of distributions	3,001	29,860

Net increase (decrease)	203,001	$2,029,860

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bDuring the year ended May 31, 2017, Class R6 and Advisor Class did not record any share transactions.

Annual Report	65

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Funds pay an investment management fee to Advisers of 0.30% per year of the average daily net assets of each of the Funds.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c.  Transfer Agent Fees

Advisor Class pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended May 31, 2017, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services.

	Franklin	Franklin	Franklin	Franklin	Franklin
	Payout 2017	Payout 2018	Payout 2019	Payout 2020	Payout 2021
	Fund	Fund	Fund	Fund	Fund

Transfer agent fees	$86	$86	$86	$83	$86

d.  Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended May 31, 2017, certain or all Funds held investments in affiliated management investment companies as follows:

66	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Gain (Loss)	% of Affiliated Fund Shares Outstanding Held at End of Year
Franklin Payout 2017 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.44%	91,374	313,017	(349,274)	55,117	$ 55,117	$108	$-	–[a]

Franklin Payout 2018 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.44%	39,351	426,175	(371,423)	94,103	$ 94,103	$ 96	$-	–[a]

Franklin Payout 2019 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.44%	51,192	210,149	(190,683)	70,658	$ 70,658	$ 64	$-	–[a]

Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.44%	86,725	329,365	(249,116)	166,974	$166,974	$120	$-	–[a]

Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.44%	48,291	221,808	(203,045)	67,054	$ 67,054	$ 57	$-	–[a]

[a]Rounds to less than 0.01%.

e.  Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding acquired fund fees and expenses) for Advisor Class does not exceed 0.44%, and Class R6 does not exceed 0.30% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

f.  Other Affiliated Transactions

At May 31, 2017, Advisers owned 100% of the Funds’ outstanding shares. Investment activities of this shareholder could have a material impact on the Funds.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended May 31, 2017, there were no credits earned.

Annual Report	67

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At May 31, 2017, the capital loss carryforwards were as follows:

Franklin Payout 2020 Fund
Capital loss carryforwards:
Short term	$1,092

During the year ended May 31, 2017, Franklin Payout 2018 Fund and Franklin Payout 2020 Fund utilized $223 and $1,907, respectively, of capital loss carryforwards.

The tax character of distributions paid during the year ended May 31, 2017 and 2016, was as follows:

	Franklin Payout 2017 Fund		Franklin Payout 2018 Fund		Franklin Payout 2019 Fund
	2017	2016	2017	2016	2017	2016
Distributions paid from ordinary income	$39,901	$27,790	$49,370	$33,810	$73,920	$49,000

	Franklin Payout 2020 Fund		Franklin Payout 2021 Fund
	2017	2016	2017	2016
Distributions paid from ordinary income	$80,558	$54,760	$88,631	$59,720

At May 31, 2017, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin	Franklin	Franklin	Franklin	Franklin
	Payout 2017	Payout 2018	Payout 2019	Payout 2020	Payout 2021
	Fund	Fund	Fund	Fund	Fund

Cost of investments	$3,493,545	$3,510,763	$4,033,197	$4,039,341	$4,051,361

Unrealized appreciation	$ 1,616	$ 5,572	$ 28,526	$ 43,616	$ 70,142
Unrealized depreciation	(1,996)	(1,282)	(552)	(1,611)	—

Net unrealized appreciation
(depreciation)	$ (380)	$ 4,290	$ 27,974	$ 42,005	$ 70,142

Undistributed ordinary income	$ 15,915	$ 20,296	$ 30,595	$ 34,126	$ 38,024
Undistributed long term capital gains	427	924	—	—	—

Distributable earnings	$ 16,342	$ 21,220	$ 30,595	$ 34,126	$ 38,024

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discount and premiums.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2017, were as follows:

	Franklin	Franklin	Franklin	Franklin	Franklin
	Payout 2017	Payout 2018	Payout 2019	Payout 2020	Payout 2021
	Fund	Fund	Fund	Fund	Fund
Purchases	$ 50,426	$201,396	$ —	$ 51,459	$ —
Sales	$120,913	$220,655	$ —	$106,488	$ —

7. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended May 31, 2017, the Funds did not use the Global Credit Facility.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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NOTES TO FINANCIAL STATEMENTS

8. Fair	Value Measurements (continued)

A summary of inputs used as of May 31, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Payout 2017 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$2,657,318	$—	$2,657,318
U.S. Government and Agency Securities	—	481,314	—	481,314
Asset-Backed Securities	—	100,044	—	100,044
Municipal Bonds	—	50,048	—	50,048
Short Term Investments	204,441	—	—	204,441
Total Investments in Securities	$204,441	$3,288,724	$—	$3,493,165

Franklin Payout 2018 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$2,809,420	$—	$2,809,420
U.S. Government and Agency Securities	—	611,530	—	611,530
Short Term Investments	94,103	—	—	94,103
Total Investments in Securities	$94,103	$3,420,950	$—	$3,515,053

Franklin Payout 2019 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$3,263,000	$—	$3,263,000
U.S. Government and Agency Securities	—	727,513	—	727,513
Short Term Investments	70,658	—	—	70,658
Total Investments in Securities	$70,658	$3,990,513	$—	$4,061,171

Franklin Payout 2020 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$2,992,788	$—	$2,992,788
Foreign Government and Agency Securities	—	202,807	—	202,807
U.S. Government and Agency Securities	—	718,777	—	718,777
Short Term Investments	166,974	—	—	166,974
Total Investments in Securities	$166,974	$3,914,372	$—	$4,081,346

Franklin Payout 2021 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$3,107,947	$—	$3,107,947
Foreign Government and Agency Securities	—	100,981	—	100,981
U.S. Government and Agency Securities	—	731,156	—	731,156
Municipal Bonds	—	114,365	—	114,365
Short Term Investments	67,054	—	—	67,054
Total Investments in Securities	$67,054	$4,054,449	$—	$4,121,503

9.  New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be

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NOTES TO FINANCIAL STATEMENTS

amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10.  Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds’ financial statements and related disclosures.

11.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GO	General Obligation

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Fund Allocator Series Trust and Shareholders of the Franklin Payout 2017 Fund, Franklin Payout 2018 Fund, Franklin Payout 2019 Fund, Franklin Payout 2020 Fund and Franklin Payout 2021 Payout Fund:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Payout 2017 Fund, Franklin Payout 2018 Fund, Franklin Payout 2019 Fund, Franklin Payout 2020 Fund and Franklin Payout 2021 Payout Fund (the “Funds”) as of May 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of May 31, 2017 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

July 17, 2017

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	140	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	134	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and H.J. Heinz Company (processed foods and allied products) (1998-2006).

Principal Occupation During at Least the Past 5 Years:

Senior Advisor, Strategic Investment Group (investment management group) (2015-present); director of various companies; and formerly, Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1998	140	Hess Corporation (exploration and refining of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-Present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	140	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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Independent Board Members (continued)

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	140	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc.

(2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	114	None

Principal Occupation During at Least the Past 5 Years:

President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	156	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Chairman of the Board and Trustee since 2013	140	None

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FT AlphaParity, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since June 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, U.S. Fund Administration Reporting & Fund Tax, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Edward B. Jamieson (1948) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President –AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name,Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Effective November 1, 2016, Frank Olson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin Payout 2017 Fund

Franklin Payout 2018 Fund

Franklin Payout 2019 Fund

Franklin Payout 2020 Fund

Franklin Payout 2021 Fund

(each a Fund)

At an in-person meeting held on February 28, 2017 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent, and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each

Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the existing management fees are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity, derivatives and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments (FTI) organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

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SHAREHOLDER INFORMATION

Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2016. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Franklin Payout 2017 Fund, Franklin Payout 2018 Fund, and Franklin Payout 2021 Fund - The Performance Universe for each of the Franklin Payout 2017 Fund and the Franklin Payout 2018 Fund included the respective Fund and all retail and institutional short investment-grade debt funds. The Performance Universe for the Franklin Payout 2021 Fund included the Fund and all retail and institutional core bond funds. The Funds commenced operations on June 1, 2015, and thus have been in operation for less than two years. The Board noted that the Funds’ annualized income returns for the one-year period were below the medians of their respective Performance Universes. The Board also noted that the Funds’ annualized total returns for the one-year period were above the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory, particularly given their short period of operation.

Franklin Payout 2019 Fund and Franklin Payout 2020 Fund - The Performance Universe for each Fund included the respective Fund and all retail and institutional short-intermediate investment-grade debt funds. The Funds commenced operations on June 1, 2015, and thus have been in operation for less than two years. The Board noted that the Funds’ annualized income returns and annualized total returns for the one-year period were above the medians of their Performance Universe. The Board concluded that the Funds’ performance was satisfactory, particularly given their short period of operation.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted that at its February meeting each year, it receives an annual report on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Adviser Class for each Fund and for Institutional Class and Class P for certain other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for each of the Franklin Payout 2017 Fund and the Franklin Payout 2018 Fund included the respective Fund and ten other short investment-grade debt funds. The Expense Group for each of the Franklin Payout 2019 Fund and the Franklin Payout 2020 Fund included the respective Fund and eight other short-intermediate investment-grade debt funds. The Expense Group for the Franklin Payout 2021 Fund included the Fund and thirteen other core bond funds. The Board noted that the Management Rates and actual total expense ratios for these Funds were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are fair and reasonable. In doing so, the Board noted that each Fund’s actual total expense ratio reflected a fee waiver from management.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the

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FRANKLIN FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2016, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Funds’ independent registered public accounting firm has been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that at the end of 2016, each Fund’s net assets were approximately $4 million. The Board recognized that there would not likely be any economies of scale until each Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Annual Report Franklin Fund Allocator Series
Investment Manager Franklin Advisers, Inc.
Distributor
Franklin Templeton Distributors, Inc.
Shareholder Services (800) 321-8563

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.	FAS3 A 07/17

Annual Report May 31, 2017 Franklin Fund Allocator Series Franklin NextStep Conservative Fund Franklin NextStep Moderate Fund Franklin NextStep Growth Fund Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Contents

Annual Report

Visit nextstepfunds.com for fund updates and to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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Annual Report

Economic and Market Overview

The global economy grew moderately during the period under review. In this environment, global developed and emerging market stocks rose, as measured by the MSCI All Country World Index. Global markets were aided by accommodative monetary policies of various global central banks, improved industrial commodity prices at certain points during the period, investor optimism about pro-growth policies in the U.S., continued hopes of tax reforms under the Trump administration, the victory of Emmanuel Macron as France’s President and encouraging corporate earnings reports. A deal by major oil producing countries in December to curb oil production also supported global equity markets.

However, investors expressed concerns about the timing and economic effects of the U.K.’s exit from the European Union (also known as “Brexit”) and the U.S. executive order banning entry from some Muslim-majority countries. Other headwinds included the health of European banks, concerns surrounding U.S. political turmoil, political worries in the European Union, geopolitical tensions in certain regions and worries about global oversupply in oil production despite a pact to extend cuts.

The U.S. economy expanded during the period. The economy strengthened in 2016’s third quarter, but moderated in the next two quarters, largely due to declines in private inventory investment and government spending. The manufacturing sector generally expanded, and the services sector also continued to grow. The unemployment rate decreased from 4.7% in May 2016 to 4.3% at period-end.1 Monthly retail sales were volatile, but mostly grew during the period. Annual inflation, as measured by the Consumer Price Index, generally increased during the period. At its December meeting, the U.S. Federal Reserve (Fed) raised its target range for the federal funds rate from 0.25%–0.50% to 0.50%–0.75%. The Fed, at its March meeting, made the widely anticipated increase in its federal funds target rate to 0.75%–1.00%. Following a soft batch of data releases in April, the Fed, at its May meeting, kept its interest rate unchanged.

In Europe, the U.K.’s economy grew at a faster rate in 2016’s fourth quarter over the third quarter, supported by growth in services. However, the nation’s growth rate moderated in 2017’s first quarter, largely due to slower growth in household spending. The Bank of England cut its benchmark interest rate and expanded its massive bond-buying program in August 2016 to boost the region’s slowing growth. The eurozone’s growth held steady in the first quarter over the previous quarter. The bloc’s annual inflation rate increased gradually to reach its highest level in four years in February, but eased sharply in March. Although it rebounded in April, the inflation rate is expected to retreat in May due to slower growth in prices of energy and food products. The European Central Bank, at its April meeting, kept its key policy rates unchanged.

In Asia, Japan’s quarterly gross domestic product (GDP) accelerated in 2016’s fourth quarter and 2017’s first quarter. In April 2017, the Bank of Japan slightly increased its GDP forecasts for 2018 fiscal year; however, inflation forecasts were reduced.

In emerging markets, Brazil’s quarterly GDP grew for the first time in two years, as its first-quarter 2017 GDP grew compared to the previous quarter. The country’s central bank cut its benchmark interest rate several times between November 2016 and May 2017 to spur economic growth. Russia’s GDP grew in the 2016’s fourth quarter and 2017’s first quarter compared to the prior-year periods, as oil prices rebounded, exports and industrial production grew, and consumer demand showed signs of improvement. The Bank of Russia reduced its key interest rate in June and September 2016 and in March and April 2017 to try to revive its economy. China’s economic growth decelerated in 2016’s fourth quarter compared to the previous year, although growth edged up in 2017’s first quarter compared to 2016’s first quarter, largely driven by higher government spending. The People’s Bank of China left its benchmark interest rate unchanged during the period. Overall, emerging market stocks, as measured by the MSCI Emerging Markets Index, rose during the period.

The foregoing information reflects our analysis and opinions as of May 31, 2017. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin NextStep Conservative Fund

This annual report for Franklin NextStep Conservative Fund covers the fiscal year ended May 31, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a conservative level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity and debt investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares delivered a +4.87% cumulative total return for the 12 months under review. In comparison, the Fund’s blended benchmark, which is 60% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Bloomberg Barclays Multiverse ex USD Index (Hedged to U.S. Dollar), 15% Standard & Poor’s 500® Index (S&P 500®) and 10% MSCI All Country World Index (ACWI) ex USA, generated a +5.57% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 25% to equities and equity-related securities and 75% to debt securities. The Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and our strategic

Asset Allocation*

Based on Total Net Assets as of 5/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

and tactical asset allocation views. However, the Fund’s equity and debt investments will typically be in the 10%–30% and 70%–90% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value). When selecting debt funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios.

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 26.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Top 10 Fund Holdings

5/31/17

% of Total Net Assets

iShares Core U.S. Aggregate Bond ETF	16.5%

iShares 3-7 Year Treasury Bond ETF	11.4%

Delaware Corporate Bond Fund – Class I	11.1%

Templeton Global Total Return Fund – Class R6	10.2%

Franklin Low Duration Total Return Fund – Class R6	9.6%

Franklin Strategic Income Fund – Class R6	8.5%

iShares S&P 500 Value ETF	5.6%

Franklin Focused Core Equity Fund – Class R6	4.7%

Delaware Value Fund – Class I	4.1%

Vanguard Total International Bond ETF	3.5%

Manager’s Discussion

The Fund’s performance can be attributed mainly to our allocation among equities and fixed income securities and to the performance of the underlying funds we selected for investment.

On May 31, 2017, the portfolio was diversified across capitalization sizes, regions and investment styles for both our equity and fixed income allocations. At period-end, Franklin NextStep Conservative Fund allocated 70.8% of total net assets to fixed income and 27.0% to equity. Domestic fixed income exposure was 80.6% of the total fixed income weighting, with the balance represented by foreign fixed income. The iShares Core U.S. Aggregate Bond ETF, at 16.5% of the Fund’s total net assets, was our largest fixed income weighting at period-end. On the equity side, domestic exposure was 63.7% of the Fund’s total equity weighting, with the balance represented by foreign equity. The iShares Core S&P 500 Value ETF was our largest equity weighting at period-end with 5.6% of the Fund’s total net assets.

During the reporting period, our largest domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, performed in line with the Bloomberg Barclays U.S. Aggregate Bond Index, while our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Bloomberg Barclays Multiverse Index. On

CFA® is a trademark owned by CFA Institute.

the equity side, our largest domestic equity fund holding, iShares S&P 500 Value ETF, underperformed the S&P 500, while our largest foreign equity fund holding, Columbia European Equity Fund – Class Z, underperformed the MSCI ACWI.

Thank you for your participation in Franklin NextStep Conservative Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Stephen R. Lingard, CFA
John G. Levy, CFA Brooks Ritchey Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

Performance Summary as of May 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+4.87%	-1.20%
Since Inception (2/5/16)	+9.33%	+3.05%

Advisor[4]
1-Year	+5.04%	+5.04%
Since Inception (2/5/16)	+9.51%	+9.51%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (2/5/16–5/31/17)

Advisor Class (2/5/16–5/31/17)4

See page 7 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

PERFORMANCE SUMMARY

Distributions (6/1/16–5/31/17)

Share Class	Net Investment Income	Short-Term Capital Gain	Total
A	$0.0865	$0.0268	$0.1133
C	$0.0539	$0.0268	$0.0807
Advisor (6/15/16 - 5/31/17)	$0.1033	$0.0268	$0.1301

Total Annual Operating Expenses[6]
Share Class	With Waiver	Without Waiver
A	1.06%	23.82%
Advisor	0.81%	23.57%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 9/30/17. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +4.94% and +4.94%.

5. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI All Country World ex-US is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S. The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC-registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity, and must be rated investment grade (Baa3/BBB-/BBB- or above) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The Bloomberg Barclays Multiverse ex USD (USD Hedged) Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,045.20	$3.06	$1,021.94	$3.02	0.60%
C	$1,000	$1,040.60	$6.87	$1,018.20	$6.79	1.35%
Advisor	$1,000	$1,045.10	$1.78	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin NextStep Moderate Fund

This annual report for Franklin NextStep Moderate Fund covers the fiscal year ended May 31, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a moderate level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares delivered a cumulative total return of +7.95% for the 12 months under review. In comparison, the Fund’s blended benchmark, which is 35% Standard & Poor’s 500 Index (S&P 500), 25% MSCI All Country World Index (ACWI) ex USA, 25% Bloomberg Barclays U.S. Aggregate Bond Index and 15% Bloomberg Barclays Multiverse ex USD Index (Hedged to U.S. Dollar), generated a +11.31% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 60% to equities and equity-related securities and 40% to debt securities. The Fund may also invest up to 5% in alternative investment funds. The Fund’s asset allocation may change from time to time and

Asset Allocation*

Based on Total Net Assets as of 5/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 45%–65%, 35%–55% and 0%–5% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 30.

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FRANKLIN NEXTSTEP MODERATE FUND

Top 10 Fund Holdings

5/31/17

% of Total Net Assets
iShares S&P 500 Value ETF	13.5%
Franklin Focused Core Equity Fund – Class R6	10.4%
iShares Core U.S. Aggregate Bond ETF	8.8%
Delaware Value Fund – Class I	7.6%
iShares 3-7 Year Treasury Bond ETF	5.6%
Templeton Global Total Return Fund – Class R6	5.2%
Franklin Low Duration Total Return Fund – Class R6	4.8%
Delaware Corporate Bond Fund – Class I	4.7%
Franklin Strategic Income Fund – Class R6	4.2%
Franklin Mutual European Fund – Class R6	3.9%

capitalization ranges and investment style (growth vs. value). When selecting debt funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed mainly to our allocation among equities and fixed income securities and to the performance of the underlying funds we selected for investment.

On May 31, 2017, the portfolio was diversified across capitalization sizes, regions and investment styles for both the equity and fixed income allocations. At period-end, Franklin NextStep Moderate Fund allocated 60.4% of total net assets to equity, 35.1% to fixed income and 3.5% to alternative strategies. Domestic equity exposure was 62.9% of the total equity weighting, with the balance represented by foreign equity. The iShares S&P 500 Value ETF, at 13.5% of the total net assets, was our largest equity weighting at period-end. On the fixed income side, domestic exposure was 80.1% of the Fund’s total fixed income weighting, with the balance represented by foreign fixed income. The iShares Core U.S. Aggregate Bond ETF, at 8.8% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, our largest domestic equity fund holding, iShares S&P 500 Value ETF, underperformed the S&P 500, while our largest foreign equity fund holding, Franklin Mutual European Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, our largest domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, performed in line with the Bloomberg Barclays U.S. Aggregate Bond Index, while our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Bloomberg Barclays Multiverse Index.

Thank you for your participation in Franklin NextStep Moderate Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Stephen R. Lingard, CFA

John G. Levy, CFA Brooks Ritchey Portfolio Management Team

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FRANKLIN NEXTSTEP MODERATE FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEXTSTEP MODERATE FUND

Performance Summary as of May 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+7.95%	+1.74%
Since Inception (2/5/16)	+16.61%	+9.90%

Advisor[4]
1-Year	+8.30%	+8.30%
Since Inception (2/5/16)	+16.98%	+16.98%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP MODERATE FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (2/5/16–5/31/17)

Advisor Class (2/5/16–5/31/17)4

See page 14 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP MODERATE FUND

PERFORMANCE SUMMARY

Distributions (6/1/16–5/31/17)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.0966	$0.0214	$0.0042	$0.1222
C	$0.0594	$0.0214	$0.0042	$0.0850
Advisor (6/15/16 - 5/31/17)	$0.1130	$0.0214	$0.0042	$0.1386

Total Annual Operating Expenses6

Share Class	With Waiver	Without Waiver
A	1.15%	6.63%
Advisor	0.90%	6.38%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 9/30/17. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +9.21% and +9.21%.

5. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI All Country World ex-US is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S. The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC-registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity, and must be rated investment grade (Baa3/BBB-/BBB- or above) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The Bloomberg Barclays Multiverse ex USD (USD Hedged) Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEXTSTEP MODERATE FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,065.80	$3.09	$1,021.94	$3.02	0.60%
C	$1,000	$1,062.30	$6.94	$1,018.20	$6.79	1.35%
Advisor	$1,000	$1,067.50	$1.80	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin NextStep Growth Fund

This annual report for Franklin NextStep Growth Fund covers the fiscal year ended May 31, 2017.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a growth-oriented level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares delivered a cumulative total return of +8.72% for the 12 months under review. In comparison, the Fund’s blended benchmark, which is 45% Standard & Poor’s 500 Index (S&P 500), 30% MSCI All Country World Index (ACWI) ex USA, 15% Barclays U.S. Aggregate Bond Index and 10% Barclays Multiverse ex USD Index (Hedged to U.S. Dollar), generated a +13.81% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 75% to equities and equity-related securities and 25% to debt securities. The Fund may also invest up to 10% in alternative investment funds. The Fund’s asset allocation may change from time to time and

Asset Allocation*

Based on Total Net Assets as of 5/31/17

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 60%–80%, 20%–40% and 0%–10% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value).

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 34.

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FRANKLIN NEXTSTEP GROWTH FUND

Top 10 Fund Holdings

5/31/17

% of Total Net Assets
iShares S&P 500 Value ETF	17.3%
Franklin Focused Core Equity Fund – Class R6	13.3%
Delaware Value Fund – Class I	9.7%
iShares Core U.S. Aggregate Bond ETF	5.1%
Franklin Mutual European Fund – Class R6	4.7%
Pioneer Fundamental Growth Fund – Class K	4.6%
Columbia European Equity Fund – Class Z	4.4%
SPDR EURO STOXX 50 ETF	4.3%
iShares Core MSCI Emerging Markets ETF	3.6%
Franklin Small Cap Growth Fund – Class R6	3.6%

When selecting debt funds, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed mainly to our allocation among equities and fixed income securities and to the performance of the underlying funds we selected for investment.

On May 31, 2017, the portfolio was diversified across capitalization sizes, regions and investment styles for both the equity and fixed income allocations. At period-end, Franklin NextStep Growth Fund allocated 75.4% of total net assets to equity, 20.1% to fixed income and 3.5% to alternative strategies. Domestic equity exposure was 64.3% of the total equity weighting, with the balance represented by foreign equity. The iShares S&P 500 Value ETF was our largest equity weighting at period-end with 17.3% of total net assets. On the fixed income side, domestic exposure was 80.1% of the Fund’s total fixed income weighting, with the balance represented by foreign fixed income. The iShares Core U.S. Aggregate Bond ETF, at 5.1% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, our largest domestic equity fund holding, iShares S&P 500 Value ETF, underperformed the S&P 500, while our largest foreign equity fund holding, Franklin Mutual European Fund – Class R6, underperformed the MSCI ACWI. On the fixed income side, our largest domestic fixed income fund holding, iShares Core U.S. Aggregate Bond ETF, performed in line with the Barclays U.S. Aggregate Bond Index, while our largest global fixed income fund holding, Templeton Global Total Return Fund – Class R6, outperformed the Barclays Multiverse Index.

Thank you for your participation in Franklin NextStep Growth Fund. We look forward to serving your future investment needs.

Thomas A. Nelson, CFA

Stephen R. Lingard, CFA

John G. Levy, CFA Brooks Ritchey Portfolio Management Team

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FRANKLIN NEXTSTEP GROWTH FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEXTSTEP GROWTH FUND

Performance Summary as of May 31, 2017

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A
1-Year	+8.72%	+2.50%
Since Inception (2/5/16)	+18.30%	+11.50%

Advisor[4]
1-Year	+8.94%	+8.94%
Since Inception (2/5/16)	+18.54%	+18.54%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP GROWTH FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (2/5/16–5/31/17)

Advisor Class (2/5/16–5/31/17)4

See page 21 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP GROWTH FUND

PERFORMANCE SUMMARY

Distributions (6/1/16–5/31/17)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
A	$0.0828	$0.0154	$0.0047	$0.1029
C	$0.0527	$0.0154	$0.0047	$0.0728
Advisor (06/15/16 - 5/31/17)	$0.0953	$0.0154	$0.0047	$0.1154

Total Annual Operating Expenses6

Share Class	With Waiver	Without Waiver

A	1.20%	17.75%
Advisor	0.95%	17.50%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, the Fund’s shareholders will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund, contractually guaranteed through 9/30/17. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 6/15/16 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +10.25% and +10.25%.

5. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI All Country World ex-US is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S. The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC-registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity, and must be rated investment grade (Baa3/BBB-/BBB- or above) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively. The Bloomberg Barclays Multiverse ex USD (USD Hedged) Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.

6. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEXTSTEP GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
Share Class	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Ending Account Value 5/31/17	Expenses Paid During Period 12/1/16–5/31/17[1,2]	Net Annualized Expense Ratio[2]
A	$1,000	$1,073.40	$3.10	$1,021.94	$3.02	0.60%
C	$1,000	$1,069.10	$6.96	$1,018.20	$6.79	1.35%
Advisor	$1,000	$1,074.60	$1.81	$1,023.19	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

22	Annual Report	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Conservative Fund

	Year Ended May 31,
	2017	2016[a]
Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.42	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.13	0.03

Net realized and unrealized gains (losses)	0.37	0.40

Total from investment operations	0.50	0.43

Less distributions from:

Net investment income	(0.09)	(0.01)

Net realized gains	(0.03)	—

Total distributions	(0.12)	(0.01)

Net asset value, end of year.	$10.80	$10.42

Total return[e]	4.87%	4.26%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates[g]	6.40%	23.36%
Expenses net of waiver and payments by affiliates[g]	0.60%	0.60%
Net investment income[d]	1.24%	0.84%

Supplemental data
Net assets, end of year (000’s)	$1,010	$549
Portfolio turnover rate	103.41%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the year ended May 31, 2017.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	23

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)

	Year Ended May 31,
	2017	2016[a]

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.39	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.05	—[e]

Net realized and unrealized gains (losses)	0.37	0.40

Total from investment operations	0.42	0.40

Less distributions from:

Net investment income	(0.05)	(0.01)

Net realized gains	(0.03)	—

Total distributions	(0.08)	(0.01)

Net asset value, end of year	$10.73	$10.39

Total return[f]	4.07%	3.96%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	7.15%	24.11%
Expenses net of waiver and payments by affiliates[h]	1.35%	1.35%
Net investment income[d]	0.49%	0.09%

Supplemental data

Net assets, end of year (000’s)	$2,452	$373
Portfolio turnover rate	103.41%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the year ended May 31, 2017.

24	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)

Year Ended May 31, 2017[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.43

Income from investment operations[b]:

Net investment income[c,d]	0.15

Net realized and unrealized gains (losses)	0.37

Total from investment operations	0.52

Less distributions from:

Net investment income	(0.10)

Net realized gains	(0.03)

Total distributions	(0.13)

Net asset value, end of year	$10.82

Total return[e]	4.94%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	6.15%
Expenses net of waiver and payments by affiliates[g]	0.35%
Net investment income[d]	1.49%

Supplemental data
Net assets, end of year (000’s)	$5
Portfolio turnover rate	103.41%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.43% for the year ended May 31, 2017.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	25

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2017

Franklin NextStep Conservative Fund

		Shares	Value

	Investments in Underlying Funds and Exchange Traded Funds 97.8%
	Domestic Equity 17.2%
	Delaware Value Fund, Class I	7,116	$142,177
[a,b]	Franklin Focused Core Equity Fund, Class R6	10,726	164,117
	iShares S&P 500 Value ETF	1,863	192,988
	Pioneer Fundamental Growth Fund, Class K	4,514	98,312

			597,594

	Domestic Fixed Income 57.1%
	Delaware Corporate Bond Fund, Class I	65,747	384,618
[b]	Franklin Low Duration Total Return Fund, Class R6	33,586	333,170
[b]	Franklin Strategic Income Fund, Class R6	29,847	295,189
	iShares 3-7 Year Treasury Bond ETF	3,175	394,049
	iShares Core U.S. Aggregate Bond ETF	5,201	570,862

			1,977,888

	Foreign Equity 9.8%
	Columbia European Equity Fund, Class Z	9,398	64,185
[b]	Franklin Mutual European Fund, Class R6	2,829	59,131
[a]	Hennessy Japan Fund, Class I	1,456	44,653
	iShares Core MSCI Emerging Markets ETF	802	39,972
	iShares MSCI Japan ETF (Japan)	702	37,409
	SPDR EURO STOXX 50 ETF (Euro Community)	1,146	45,313
	Van Eck Emerging Markets Fund, Class I	3,131	50,414

			341,077

	Foreign Fixed Income 13.7%
[b]	Templeton Global Total Return Fund, Class R6	28,743	352,958
	Vanguard Total International Bond ETF	2,228	121,926

			474,884

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $3,253,096)		3,391,443

	Short Term Investments (Cost $67,831) 2.0%
	Money Market Funds 2.0%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 0.44%.	67,831	67,831
	Total Investments in Underlying Funds and Exchange Traded Funds
	(Cost $3,320,927) 99.8%		3,459,274
	Other Assets, less Liabilities 0.2%.		8,291

	Net Assets 100.0%		$3,467,565

See Abbreviations on page 48.

aNon-income producing.

bSee Note 3(f) regarding investments in FT Underlying Funds.

cThe rate shown is the annualized seven-day yield at period end.

26	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Moderate Fund

	Year Ended May 31,
	2017	2016[a]
Class A

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.80	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.11	0.01

Net realized and unrealized gains (losses)	0.75	0.79

Total from investment operations	0.86	0.80

Less distributions from:

Net investment income	(0.10)	(—)	[e]

Net realized gains	(0.03)	—

Total distributions	(0.13)	(—)	[e]

Net asset value, end of year	$11.53	$10.80

Total return[f]	7.95%	8.02%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.39%	6.08%
Expenses net of waiver and payments by affiliates[h]	0.60%	0.60%
Net investment income[d]	0.94%	0.34%

Supplemental data
Net assets, end of year (000’s)	$7,259	$3,280
Portfolio turnover rate	75.56%	13.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.58% for the year ended May 31, 2017.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	27

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund (continued)

	Year Ended May 31,
	2017	2016[a]

Class C

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.78	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	0.02	(0.02)

Net realized and unrealized gains (losses)	0.75	0.80

Total from investment operations	0.77	0.78

Less distributions from:

Net investment income	(0.06)	(—)	[e]

Net realized gains	(0.03)	—

Total distributions	(0.09)	(—)	[e]

Net asset value, end of year.	$11.46	$10.78

Total return[f]	7.14%	7.82%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates[h]	3.14%	6.83%
Expenses net of waiver and payments by affiliates[h]	1.35%	1.35%
Net investment income (loss)[d]	0.19%	(0.41)%

Supplemental data
Net assets, end of year (000’s)	$7,017	$1,369
Portfolio turnover rate	75.56%	13.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.58% for the year ended May 31, 2017.

28	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund (continued)

Year Ended May 31, 2017[a]

Advisor Class

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.71

Income from investment operations[b]:

Net investment income[c,d]	0.12

Net realized and unrealized gains (losses)	0.86

Total from investment operations	0.98

Less distributions from:

Net investment income	(0.11)

Net realized gains	(0.03)

Total distributions	(0.14)

Net asset value, end of year	$11.55

Total return[e]	9.21%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.14%
Expenses net of waiver and payments by affiliates[g]	0.35%
Net investment income[d]	1.19%

Supplemental data
Net assets, end of year (000’s)	$116
Portfolio turnover rate	75.56%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.58% for the year ended May 31, 2017.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2017

Franklin NextStep Moderate Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 99.0%
	Alternative Strategies 3.5%
[a]	Franklin K2 Alternative Strategies Fund, Class R6	45,148	$504,301

	Domestic Equity 38.0%
	Delaware Value Fund, Class I	54,987	1,098,647
[a,b]	Franklin Focused Core Equity Fund, Class R6	98,049	1,500,143
[a,b]	Franklin Small Cap Growth Fund, Class R6	19,542	406,860
	iShares S&P 500 Value ETF	18,776	1,945,006
	Pioneer Fundamental Growth Fund, Class K	23,785	518,043

			5,468,699

	Domestic Fixed Income 28.1%
	Delaware Corporate Bond Fund, Class I	114,920	672,283
[a]	Franklin Low Duration Total Return Fund, Class R6	69,156	686,029
[a]	Franklin Strategic Income Fund, Class R6	61,275	606,007
	iShares 3-7 Year Treasury Bond ETF	6,506	807,459
	iShares Core U.S. Aggregate Bond ETF	11,558	1,268,606

			4,040,384

	Foreign Equity 22.4%
	Columbia European Equity Fund, Class Z	78,032	532,958
[a]	Franklin Mutual European Fund, Class R6	26,922	562,663
[b]	Hennessy Japan Fund, Class I	11,942	366,138
	iShares Core MSCI Emerging Markets ETF	8,711	434,156
	iShares MSCI Japan ETF (Japan)	7,557	402,712
	SPDR EURO STOXX 50 ETF (Euro Community)	13,107	518,251
	Van Eck Emerging Markets Fund, Class I	25,254	406,597

			3,223,475

	Foreign Fixed Income 7.0%
[a]	Templeton Global Total Return Fund, Class R6	61,364	753,549
	Vanguard Total International Bond ETF	4,614	252,386

			1,005,935

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $13,422,331)		14,242,794

	Short Term Investments (Cost $352,623) 2.4%
	Money Market Funds 2.4%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 0.44%	352,623	352,623

	Total Investments in Underlying Funds and Exchange Traded Funds

	(Cost $13,774,954) 101.4%		14,595,417

	Other Assets, less Liabilities (1.4)%		(202,401)

	Net Assets 100.0%		$14,393,016

See Abbreviations on page 48.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

30	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Growth Fund

	Year Ended May 31,
	2017	2016[a]

Class A

Per share operating performance

(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.88	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.09	—[e]

Net realized and unrealized gains (losses)	0.85	0.88

Total from investment operations	0.94	0.88

Less distributions from:

Net investment income	(0.08)	(—)[e]

Net realized gains	(0.02)	—

Total distributions	(0.10)	(—)[e]

Net asset value, end of year.	$11.72	$10.88

Total return[f]	8.72%	8.81%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	4.93%	17.15%

Expenses net of waiver and payments by affiliates[h]	0.60%	0.60%

Net investment income[d]	0.79%	0.07%

Supplemental data

Net assets, end of year (000’s)	$4,065	$1,129

Portfolio turnover rate	87.45%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended May 31, 2017.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	31

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)

	Year Ended May 31,
	2017	2016[a]

Class C

Per share operating performance

(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.86	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	0.01	(0.02)

Net realized and unrealized gains (losses)	0.85	0.88

Total from investment operations	0.86	0.86

Less distributions from:

Net investment income	(0.05)	(—)[e]

Net realized gains	(0.02)	—

Total distributions	(0.07)	(—)[e]

Net asset value, end of year.	$11.65	$10.86

Total return[f]	7.89%	8.61%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	5.68%	17.90%

Expenses net of waiver and payments by affiliates[h]	1.35%	1.35%

Net investment income (loss)[d]	0.04%	(0.68)%

Supplemental data

Net assets, end of year (000’s)	$2,665	$661

Portfolio turnover rate	87.45%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended May 31, 2017.

32	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)

Year Ended May 31, 2017[a]

Advisor Class

Per share operating performance

(for a share outstanding throughout the year)

Net asset value, beginning of year	$10.75

Income from investment operations[b]:

Net investment income[c,d]	0.12

Net realized and unrealized gains (losses)	0.99

Total from investment operations	1.11

Less distributions from:

Net investment income	(0.10)

Net realized gains	(0.02)

Total distributions	(0.12)

Net asset value, end of year	$11.74

Total return[e]	10.25%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	4.68%

Expenses net of waiver and payments by affiliates[g]	0.35%

Net investment income[d]	1.04%

Supplemental data

Net assets, end of year (000’s)	$5

Portfolio turnover rate	87.45%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.63% for the year ended May 31, 2017.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	33

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2017

Franklin NextStep Growth Fund

		Shares	Value
	Investments in Underlying Funds and Exchange Traded Funds 99.0%
	Alternative Strategies 3.5%
[a]	Franklin K2 Alternative Strategies Fund, Class R6	21,147	$236,213

	Domestic Equity 48.5%

	Delaware Value Fund, Class I	32,854	656,426
[a,b]	Franklin Focused Core Equity Fund, Class R6	58,585	896,339
[a,b]	Franklin Small Cap Growth Fund, Class R6	11,676	243,095
	iShares S&P 500 Value ETF	11,230	1,163,315
	Pioneer Fundamental Growth Fund, Class K	14,141	307,996

			3,267,171

	Domestic Fixed Income 16.1%
	Delaware Corporate Bond Fund, Class I	30,652	179,311
[a]	Franklin Low Duration Total Return Fund, Class R6	18,510	183,620
[a]	Franklin Strategic Income Fund, Class R6	16,400	162,198
	iShares 3-7 Year Treasury Bond ETF	1,739	215,827
	iShares Core U.S. Aggregate Bond ETF	3,106	340,915

			1,081,871

	Foreign Equity 26.9%
	Columbia European Equity Fund, Class Z	43,576	297,629
[a]	Franklin Mutual European Fund, Class R6	15,087	315,319
[b]	Hennessy Japan Fund, Class I	6,731	206,373
	iShares Core MSCI Emerging Markets ETF	4,923	245,362
	iShares MSCI Japan ETF (Japan)	4,289	228,561
	SPDR EURO STOXX 50 ETF (Euro Community)	7,369	291,370
	Van Eck Emerging Markets Fund, Class I	14,232	229,130

			1,813,744

	Foreign Fixed Income 4.0%
[a]	Templeton Global Total Return Fund, Class R6	16,426	201,711
	Vanguard Total International Bond ETF	1,232	67,390

			269,101

	Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $6,260,009)		6,668,100

	Short Term Investments (Cost $227,037) 3.4%
	Money Market Funds 3.4%
[a,c]	Institutional Fiduciary Trust Money Market Portfolio, 0.44%	227,037	227,037

	Total Investments in Underlying Funds and Exchange Traded Funds
	(Cost $6,487,046) 102.4%		6,895,137
	Other Assets, less Liabilities (2.4)%		(160,481)

	Net Assets 100.0%		$6,734,656

See Abbreviations on page 48.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day yield at period end.

34	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Statements

Statements of Assets and Liabilities

May 31, 2017

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$735,194	$3,284,587	$1,715,662
Cost - Non-controlled affiliates (Note 3f)	1,209,596	5,072,994	2,322,958
Cost - Unaffiliated Exchange traded funds	1,376,137	5,417,373	2,448,426

Total cost of investments	$3,320,927	$13,774,954	$6,487,046

Value - Unaffiliated issuers	$784,359	$3,594,666	$1,876,865
Value - Non-controlled affiliates (Note 3f)	1,272,396	5,372,175	2,465,532
Value - Unaffiliated Exchange traded funds	1,402,519	5,628,576	2,552,740

Total value of investments	3,459,274	14,595,417	6,895,137
Receivables:
Capital shares sold	—	6,798	—
Affiliates	41,844	43,989	47,680

Total assets	3,501,118	14,646,204	6,942,817

Liabilities:
Payables:
Investment securities purchased	—	207,947	160,079
Capital shares redeemed	—	—	6,874
Distribution fees	2,340	7,029	2,867
Transfer agent fees	274	1,075	694
Custodian fees	6,633	11,296	13,298
Reports to shareholders	2,115	3,552	1,772
Professional fees	22,143	22,204	22,566
Accrued expenses and other liabilities	48	85	11

Total liabilities	33,553	253,188	208,161

Net assets, at value	$3,467,565	$14,393,016	$6,734,656

Net assets consist of:
Paid-in capital	$3,363,513	$13,588,064	$6,341,413
Undistributed net investment income	7,385	—	—
Distributions in excess of net investment income	—	—	(2,017)
Net unrealized appreciation (depreciation)	138,347	820,463	408,091
Accumulated net realized gain (loss)	(41,680)	(15,511)	(12,831)

Net assets, at value	$3,467,565	$14,393,016	$6,734,656

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

May 31, 2017

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Class A:
Net assets, at value	$1,010,045	$7,259,395	$4,064,691

Shares outstanding	93,489	629,465	346,683

Net asset value per share[a]	$10.80	$11.53	$11.72

Maximum offering price per share (net asset value per share ÷ 94.25%)	$11.46	$12.23	$12.44

Class C:
Net assets, at value	$2,452,336	$7,017,245	$2,664,504

Shares outstanding	228,622	612,423	228,770

Net asset value and maximum offering price per share[a]	$10.73	$11.46	$11.65

Advisor Class:
Net assets, at value	$5,184	$116,376	$5,461

Shares outstanding	479	10,076	465

Net asset value and maximum offering price per share	$10.82	$11.55	$11.74

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the year ended May 31, 2017

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Investment income:
Dividends:
Unaffiliated issuers	$23,460	$50,257	$18,765
Non-controlled affiliates (Note 3f)	12,055	32,813	10,471
Unaffililated Exchange traded funds	16,665	72,364	27,952

Total investment income	52,180	155,434	57,188

Expenses:
Management fees (Note 3a)	7,064	25,246	10,253
Distribution fees: (Note 3c)
Class A	2,299	13,677	6,321
Class C	19,019	45,834	15,783
Transfer agent fees: (Note 3e)
Class A	555	3,556	2,765
Class C	1,146	2,979	1,725
Advisor Class	3	39	6
Custodian fees (Note 4)	17,521	30,330	29,965
Reports to shareholders	5,226	12,082	6,070
Registration and filing fees	60,583	60,690	61,793
Professional fees	39,446	39,335	38,416
Amortization of offering costs	40,715	40,151	39,613
Other	1,998	2,033	1,966

Total expenses	195,575	275,952	214,676
Expenses waived/paid by affiliates (Note 3g)	(164,342)	(181,187)	(178,146)

Net expenses	31,233	94,765	36,530

Net investment income	20,947	60,669	20,658

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	(12,355)	(33,271)	(18,227)
Non-controlled affiliates (Note 3f)	7,313	35,192	8,636
Unaffiliated Exchange traded funds	(29,543)	(1,382)	881
Realized gain distributions:
Unaffiliated issuers	1,723	15,724	7,919
Non-controlled affiliates (Note 3f)	439	4,213	1,883

Net realized gain (loss)	(32,423)	20,476	1,092

Net change in unrealized appreciation (depreciation) on investments	121,428	716,773	362,844

Net realized and unrealized gain (loss)	89,005	737,249	363,936

Net increase (decrease) in net assets resulting from operations	$109,952	$797,918	$384,594

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin NextStep		Franklin NextStep
	Conservative Fund		Moderate Fund
	Year Ended May 31,		Year Ended May 31,
	2017	2016[a]	2017	2016[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$20,947	$785	$60,669	$1,034
Net realized gain (loss)	(32,423)	226	20,476	(2,204)
Net change in unrealized appreciation (depreciation)	121,428	16,919	716,773	103,690

Net increase (decrease) in net assets resulting from operations	109,952	17,930	797,918	102,520

Distributions to shareholders from:
Net investment income:
Class A	(7,229)	(132)	(48,087)	(220)
Class C	(9,996)	(139)	(26,942)	(56)
Advisor Class	(50)	—	(557)	—
Net realized gains:
Class A	(2,446)	—	(13,526)	—
Class C	(6,300)	—	(12,250)	—
Advisor Class	(13)	—	(176)	—

Total distributions to shareholders	(26,034)	(271)	(101,538)	(276)

Capital share transactions: (Note 2)
Class A	429,492	539,137	3,595,626	3,204,582
Class C	2,026,786	365,570	5,342,563	1,341,698
Advisor Class	5,003	—	109,923	—

Total capital share transactions	2,461,281	904,707	9,048,112	4,546,280

Net increase (decrease) in net assets	2,545,199	922,366	9,744,492	4,648,524
Net assets:
Beginning of year.	922,366	—	4,648,524	—

End of year	$3,467,565	$922,366	$14,393,016	$4,648,524

Undistributed net investment income included in net assets:
End of year	$7,385	$1,460	$—	$3,529

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin NextStep
	Growth Fund
	Year Ended May 31,
	2017	2016[a]
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$20,658	$(499)
Net realized gain (loss)	1,092	(1,985)
Net change in unrealized appreciation (depreciation)	362,844	45,247

Net increase (decrease) in net assets resulting from operations	384,594	42,763

Distributions to shareholders from:
Net investment income:
Class A	(19,508)	(29)
Class C	(8,524)	(19)
Advisor Class	(44)	—
Net realized gains:
Class A	(4,736)	—
Class C	(3,251)	—
Advisor Class	(9)	—

Total distributions to shareholders	(36,072)	(48)

Capital share transactions: (Note 2)
Class A	2,716,846	1,103,558
Class C	1,874,365	643,650
Advisor Class	5,000	—

Total capital share transactions	4,596,211	1,747,208

Net increase (decrease) in net assets	4,944,733	1,789,923
Net assets:
Beginning of year	1,789,923	—

End of year	$6,734,656	$1,789,923

Undistributed net investment income included in net assets:
End of year	$—	$470

Distributions in excess of net investment income included in net assets:
End of year	$(2,017)	$—

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	39

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer three classes of shares: Class A, Class C, and Advisor Class. Effective June 15, 2016, the Funds began offering a new class of shares, Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b.  Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2017, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d.  Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

e.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest

At May 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund
	Shares	Amount	Shares	Amount

Class A Shares:
Year ended May 31, 2017
Shares sold	91,431	$966,732	364,058	$4,021,944
Shares issued in reinvestment of distributions	763	7,983	5,613	61,524
Shares redeemed	(51,393)	(545,223)	(43,838)	(487,842)

Net increase (decrease)	40,801	$429,492	325,833	$3,595,626

Year ended May 31, 2016[a]
Shares sold	52,683	$539,090	326,243	$3,446,444
Shares issued in reinvestment of distributions	5	47	18	195
Shares redeemed	—	—	(22,629)	(242,057)

Net increase (decrease)	52,688	$539,137	303,632	$3,204,582

Class C Shares:
Year ended May 31, 2017
Shares sold	261,820	$2,754,047	531,983	$5,855,436
Shares issued in reinvestment of distributions	1,450	15,090	3,586	39,166
Shares redeemed	(70,569)	(742,351)	(50,153)	(552,039)

Net increase (decrease)	192,701	$2,026,786	485,416	$5,342,563

Year ended May 31, 2016[a]
Shares sold	35,916	$365,516	127,004	$1,341,668
Shares issued in reinvestment of distributions	5	54	3	30

Net increase (decrease)	35,921	$365,570	127,007	$1,341,698

Advisor Class Shares:
Year ended May 31, 2017[b]
Shares sold	506	$5,290	10,941	$119,700
Shares issued in reinvestment of distributions	—	—	61	668
Shares redeemed	(27)	(287)	(926)	(10,445)

Net increase (decrease)	479	$5,003	10,076	$109,923

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bFor the period June 15, 2016 (effective date) to May 31, 2017.

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NOTES TO FINANCIAL STATEMENTS

	Franklin NextStep Growth Fund
	Shares	Amount

Class A Shares:
Year ended May 31, 2017
Shares sold	279,644	$3,124,899
Shares issued in reinvestment of distributions	2,192	24,243
Shares redeemed	(38,913)	(432,296)

Net increase (decrease)	242,923	$2,716,846

Year ended May 31, 2016[a]
Shares sold	105,009	$1,116,905
Shares issued in reinvestment of distributions	1	11
Shares redeemed	(1,250)	(13,358)

Net increase (decrease)	103,760	$1,103,558

Class C Shares:
Year ended May 31, 2017
Shares sold	203,041	$2,259,952
Shares issued in reinvestment of distributions	1,068	11,775
Shares redeemed	(36,224)	(397,362)

Net increase (decrease)	167,885	$1,874,365

Year ended May 31, 2016[a]
Shares sold	85,011	$901,364
Shares redeemed	(24,126)	(257,714)

Net increase (decrease)	60,885	$643,650

Advisor Class Shares:
Year ended May 31, 2017[b]
Shares sold	465	$5,000

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bFor the period June 15, 2016 (effective date) to May 31, 2017.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
K2/D&S Management Co., LLC (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

a.  Management Fees

The Funds pay an investment management fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

Under a subadvisory agreement, FTIC and K2 Advisors, affiliates of Advisers, provide subadvisory services to Funds. The subadvisory fee is paid by Advisers based on each Fund’s average daily net assets, and is not an additional expense of the Funds.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average net assets, and is not an additional expense of the Funds.

c.  Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

d.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$1,369	$23,676	$12,874
CDSC retained	$2,035	$3,196	$ 3

e.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

For the year ended May 31, 2017, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Transfer agent fees	$493	$1,667	$1,152

f.  Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers or by an affiliate of Advisers. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investment management fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

Investments in FT Underlying Funds for the year ended May 31, 2017, were as follows:

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Gain (Loss)	% of FT Underlying Fund Shares Outstanding Held at End of Year
Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	2,409	13,112	(4,795)	10,726	$ 164,117	$ —	$ 631	0.1%
Franklin Growth Opportunities Fund, Class R6	328	133	(461)	—	—[a]	—	575	—
Franklin Low Duration Total Return Fund, Class R6	—	37,623	(4,037)	33,586	333,170	1,368	(22)	—[b]
Franklin Mutual European Fund, Class R6	1,038	3,788	(1,997)	2,829	59,131	1,186	(118)[c]	—[b]
Franklin Strategic Income Fund, Class R6	—	40,022	(10,175)	29,847	295,189	4,550	(272)	—[b]
Franklin Total Return Fund, Class R6	16,884	6,862	(23,746)	—	—[a]	220	6,536	—
Institutional Fiduciary Trust Money Market Portfolio, 0.44%	58,273	3,201,029	(3,191,471)	67,831	67,831	127	—	—[b]
Templeton Global Total Return Fund, Class R6	5,695	34,559	(11,511)	28,743	352,958	4,604	422	—[b]

Total					$1,272,396	$12,055	$ 7,752

Franklin NextStep Moderate Fund

Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	19,714	98,732	(20,397)	98,049	$1,500,143	$ —	$ 9,027	1.3%
Franklin Growth Opportunities Fund, Class R6	6,052	2,720	(8,772)	—	—[a]	—	11,323	—
Franklin K2 Alternative Strategies Fund, Class R6	8,672	42,880	(6,404)	45,148	504,301	3,830	728	—[b]
Franklin Low Duration Total Return Fund, Class R6	—	69,781	(625)	69,156	686,029	2,420	2	—[b]
Franklin Mutual European Fund, Class R6	12,632	22,204	(7,914)	26,922	562,663	9,928	55[c]	—[b]
Franklin Small Cap Growth Fund, Class R6	—	20,673	(1,131)	19,542	406,860	—	131	—[b]
Franklin Strategic Income Fund, Class R6	—	65,078	(3,803)	61,275	606,007	8,289	(437)	—[b]
Franklin Total Return Fund, Class R6	27,827	9,541	(37,368)	—	—[a]	378	9,444	—
Institutional Fiduciary Trust Money Market Portfolio, 0.44%	273,535	6,125,191	(6,046,103)	352,623	352,623	279	—	—[b]
Templeton Global Total Return Fund, Class R6	25,218	68,763	(32,617)	61,364	753,549	7,689	9,132	—[b]

Total					$5,372,175	$32,813	$ 39,405

Franklin NextStep Growth Fund

Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	9,903	60,512	(11,830)	58,585	$ 896,339	$ —	$ 3,105	0.8%
Franklin Growth Opportunities Fund, Class R6	3,040	1,466	(4,506)	—	—[a]	—	6,083	—

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

f.  Investments in FT Underlying Funds (continued)

FT Underlying Funds	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Year	Value at End of Year	Investment Income	Realized Gain (Loss)		% of FT Underlying Fund Shares Outstanding Held at End of Year

Franklin NextStep Growth Fund (continued)

Non-Controlled Affiliates (continued)
Franklin K2 Alternative Strategies Fund, Class R6	3,278	20,859	(2,990)	21,147	$236,213	$ 1,496	$215		—[b]
Franklin Low Duration Total Return Fund, Class R6	—	18,676	(166)	18,510	183,620	631	—		—[b]
Franklin Mutual European Fund, Class R6	5,979	14,788	(5,680)	15,087	315,319	4,885	(1,108)	[c]	—[b]
Franklin Small Cap Growth Fund, Class R6	1,902	12,688	(2,914)	11,676	243,095	—	1,245		—[b]
Franklin Strategic Income Fund, Class R6	—	17,540	(1,140)	16,400	162,198	1,381	54		—[b]
Institutional Fiduciary Trust Money Market Portfolio, 0.44%	119,757	3,708,359	(3,601,079)	227,037	227,037	117	—		—[b]
Templeton Global Total Return Fund, Class R6	5,492	19,842	(8,908)	16,426	201,711	1,961	925		—[b]

Total					$2,465,532	$ 10,471	$10,519

aAs of May 31, 2017, no longer held by the fund.

bRounds to less than 0.1%.

cIncludes realized gain distributions received.

g.  Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Funds do not exceed 0.35% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2017. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

4.  Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended May 31, 2017, there were no credits earned.

5.  Income Taxes

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At May 31, 2017, Franklin NextStep Conservative Fund deferred post-October capital losses of $15,845 and Franklin NextStep Growth Fund deferred late-year ordinary losses of $2,017.

The tax character of distributions paid during the years ended May 31, 2017 and 2016, was as follows:

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NOTES TO FINANCIAL STATEMENTS

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund		Franklin NextStep Growth Fund
	2017	2016	2017	2016	2017	2016
Distributions paid from:
Ordinary income	$26,034	$271	$ 97,280	$276	$34,202	$48
Long term capital gain	—	—	4,258	—	1,870	—
	$26,034	$271	$101,538	$276	$36,072	$48

At May 31, 2017, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Cost of investments	$3,346,761	$13,833,918	$6,513,076

Unrealized appreciation	$138,347	$820,463	$408,091
Unrealized depreciation	(25,834)	(58,964)	(26,030)

Net unrealized appreciation (depreciation)	$112,513	$761,499	$382,061

Undistributed ordinary income	$7,385	$34,704	$9,976
Undistributed long term capital gains	—	8,750	3,224

Distributable earnings	$7,385	$43,454	$13,200

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.

6.  Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended May 31, 2017, were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Purchases	$5,139,501	$16,406,531	$8,101,978
Sales	$2,664,620	$ 7,259,703	$3,439,920

7.  Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. The Funds began participating in the Global Credit Facility on February 10, 2017.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

7. Credit Facility (continued)

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended May 31, 2017, the Funds did not use the Global Credit Facility.

8.  Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At May 31, 2017, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statements of Investments.

9.  Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Funds’ financial statements and related disclosures.

10.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ETF Exchange Traded Fund

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund (the “Funds”) as of May 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of May 31, 2017 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

July 17, 2017

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended May 31, 2017:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

$439	$6,939	$3,815

Under Section 871(k)(2)(C) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended May 31, 2017:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

$8,529	$26,844	$6,336

Under Section 854(b)(1)(A) of the Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended May 31, 2017:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

13.42%	37.13%	54.78%

Under Section 854(b)(1)(B) of the Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended May 31, 2017:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

$14,990	$82,782	$38,509

Distributions, including qualified dividend income, paid during calendar year 2017 will be reported to shareholders on Form 1099-DIV by mid-February 2018. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the year ended May 31, 2017, the Funds, qualified fund of funds under Section 852(g)(2) of the Code, received an allocation of foreign taxes paid from one or more of their Underlying Funds. The Funds elect to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record on June 27, 2017, to treat their proportionate share of foreign taxes paid by the Underlying Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

By mid-February 2018, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2017.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	140	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	134	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and H.J. Heinz Company (processed foods and allied products) (1998-2006).

Principal Occupation During at Least the Past 5 Years:

Senior Advisor, Strategic Investment Group (investment management group) (2015-present); director of various companies; and formerly, Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1998	140	Hess Corporation (exploration and refining of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-Present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	140	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:

Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company) (2006-present); and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	140	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2006 and Lead Independent Trustee since 2008	114	None

Principal Occupation During at Least the Past 5 Years:

President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	156	None

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Chairman of the Board and Trustee since 2013	140	None

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and FT AlphaParity, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since June 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, U.S. Fund Administration Reporting & Fund Tax, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton Investments (2009-2017).

Edward B. Jamieson (1948) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President –AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President and Corporate Secretary, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Effective November 1, 2016, Frank Olson ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Board Approval Of Investment Management

Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin NextStep Conservative Fund

Franklin NextStep Moderate Fund

Franklin NextStep Growth Fund

(each a Fund)

At an in-person meeting held on February 28, 2017 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and each Fund and the investment sub-advisory agreement between the Manager and each of K2/D&S Management Co., LLC and Franklin Templeton Investments Corp. (each a Sub-Adviser), affiliates of the Manager, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent, and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each

Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the existing management fees are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity, derivatives and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments (FTI) organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

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SHAREHOLDER INFORMATION

Fund Performance

The Board noted that the Funds commenced investment operations on February 5, 2016. In light of each Fund’s brief operating history, the Board concluded that additional time is needed to evaluate the performance of the Funds.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted that at its February meeting each year, it receives an annual report on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for Class A shares and Investor Class shares for other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Franklin NextStep Conservative Fund included the Fund and one other mixed-asset target allocation conservative fund, one mixed-asset target allocation moderate fund and three mixed-asset target allocation growth funds. The Expense Group for the Franklin NextStep Moderate Fund included the Fund and two other mixed-asset target allocation moderate funds and three mixed-asset target allocation growth funds. The Expense Group for the Franklin NextStep Growth Fund included the Fund and three other mixed-asset target allocation growth funds and two mixed-asset target allocation moderate funds. The Board noted that the

Management Rates and actual total expense ratios for these Funds were below the medians of their respective Expense Groups. The Board further noted that the Funds invest in third-party mutual funds or exchange-traded funds in excess of the statutory limitations under the Investment Company Act of 1940 by relying on exemptive relief provided by the U.S. Securities and Exchange Commission to each underlying fund. Pursuant to the conditions of the exemptive relief, the Board determined that the Management Rate paid by each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided under the investment management agreements of the underlying funds. The Board concluded that the Management Rates charged to these Funds are fair and reasonable. In doing so, the Board noted that each Fund’s actual total expense ratio reflected a fee waiver from management and that each Sub-Adviser was paid by the Manager out of the management fee the Manager received from each Fund.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2016, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, the Funds’ independent registered public accounting firm has been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need

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FRANKLIN FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund, particularly in light of the short period of operation, was not excessive in view of the nature, quality and extent of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board also noted that the Funds commenced operations on February 5, 2016 and that, as of December 31, 2016, each Fund’s net assets were $11 million or below. The Board recognized that there would not likely be any economies of scale until each Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of

the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report Franklin Fund Allocator Series
Investment Manager Franklin Advisers, Inc.
Subadvisor
Franklin Templeton Investments Corp. K2/D&S Management Co., L.L.C.
Distributor
Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 nextstepfunds.com
Shareholder Services (800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2017 Franklin Templeton Investments. All rights reserved.	FAS5 A 07/17

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $240,689 for the fiscal year ended May 31, 2017 and $255,282 for the fiscal year ended May 31, 2016.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended May 31, 2017 and $8 for the fiscal year ended May 31, 2016. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $255,000 for the fiscal year ended May 31, 2017 and $663,151 for the fiscal year ended May 31, 2016. The services for which these fees were paid included preparation and review of materials provided to the fund Board in connection with the investment management contract renewal process and derivatives assessment, and review of system processes related to fixed income securities.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $255,000 for the fiscal year ended May 31, 2017 and $663,159 for the fiscal year ended May 31, 2016.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew T. Hinkle
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration
Date July 27, 2017

By	/s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date July 27, 2017